Baird Aggregate Bond Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

CORPORATE BONDS - 35.9%	Par	Value
Financials - 15.7%
ABN AMRO Bank NV
4.75%, 07/28/2025 (a)	$62,453,000	$61,493,335
4.80%, 04/18/2026 (a)	42,935,000	42,077,478
1.54% to 06/16/2026 then 1 yr. CMT Rate + 0.80%, 06/16/2027 (Callable 06/16/2026) (a)	16,900,000	15,402,036
6.34% to 09/18/2026 then 1 yr. CMT Rate + 1.65%, 09/18/2027 (Callable 09/18/2026) (a)	31,025,000	31,566,837
3.32% to 03/13/2032 then 5 yr. CMT Rate + 1.90%, 03/13/2037 (Callable 12/13/2031) (a)	5,000,000	4,071,153
AerCap Holdings NV
2.45%, 10/29/2026 (Callable 09/29/2026)	9,350,000	8,680,312
6.45%, 04/15/2027 (Callable 03/15/2027) (a)	19,546,000	20,075,718
5.75%, 06/06/2028 (Callable 05/06/2028)	30,000,000	30,378,017
3.00%, 10/29/2028 (Callable 08/29/2028)	17,441,000	15,789,573
3.30%, 01/30/2032 (Callable 10/30/2031)	10,000,000	8,579,986
Agree LP
2.90%, 10/01/2030 (Callable 07/01/2030)	5,000,000	4,299,667
4.80%, 10/01/2032 (Callable 07/01/2032)	7,000,000	6,627,054
AIB Group PLC
7.58% to 10/14/2025 then SOFR + 3.46%, 10/14/2026 (Callable 10/14/2025) (a)	34,199,000	35,095,474
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028) (a)	20,885,000	21,778,006
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (Callable 03/28/2034) (a)	35,500,000	35,659,804
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032 (a)	25,000,000	27,521,645
Air Lease Corp.
2.30%, 02/01/2025 (Callable 01/01/2025)	15,000,000	14,567,770
5.85%, 12/15/2027 (Callable 11/15/2027)	10,000,000	10,162,919
Aircastle Ltd., 5.95%, 02/15/2029 (Callable 01/15/2029) (a)	15,000,000	15,007,937
American International Group, Inc.
5.13%, 03/27/2033 (Callable 12/27/2032)	10,500,000	10,451,783
6.82%, 11/15/2037	1,410,000	1,521,882
AmFam Holdings, Inc., 2.81%, 03/11/2031 (Callable 12/11/2030) (a)	5,000,000	3,822,231
Aon Corp. / Aon Global Holdings PLC, 3.90%, 02/28/2052 (Callable 08/28/2051)	5,000,000	3,847,128
Aon North America, Inc., 5.75%, 03/01/2054 (Callable 09/01/2053)	10,600,000	10,855,534
Aon PLC
3.88%, 12/15/2025 (Callable 09/15/2025)	9,126,000	8,925,544
4.45%, 05/24/2043 (Callable 02/24/2043)	1,274,000	1,068,290
Arthur J Gallagher & Co.
3.50%, 05/20/2051 (Callable 11/20/2050)	5,625,000	4,004,036
5.75%, 03/02/2053 (Callable 09/02/2052)	5,000,000	5,025,877
5.75%, 07/15/2054 (Callable 01/15/2054)	9,000,000	9,036,610
ASB Bank Ltd.
5.35%, 06/15/2026 (a)	23,625,000	23,652,088
5.28% to 06/17/2027 then 5 yr. CMT Rate + 2.25%, 06/17/2032 (Callable 06/17/2027) (a)	4,000,000	3,939,465
Australia & New Zealand Banking Group Ltd.
2.95% to 07/22/2025 then 5 yr. CMT Rate + 1.29%, 07/22/2030 (Callable 07/22/2025) (a)	5,000,000	4,803,045
6.74%, 12/08/2032 (a)	38,113,000	40,962,270
2.57% to 11/25/2030 then 5 yr. CMT Rate + 1.70%, 11/25/2035 (Callable 11/25/2030) (a)	15,000,000	12,292,306
Aviation Capital Group LLC
6.25%, 04/15/2028 (Callable 03/15/2028) (a)	10,000,000	10,211,865
6.38%, 07/15/2030 (Callable 05/15/2030) (a)	6,500,000	6,695,936
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/2025	25,000,000	23,477,438
Banco Santander SA
2.75%, 05/28/2025	7,000,000	6,763,656
5.18%, 11/19/2025	25,983,000	25,692,746
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027 (Callable 09/14/2026)	11,325,000	10,331,317
4.38%, 04/12/2028	13,400,000	12,974,387
6.61%, 11/07/2028	15,000,000	15,865,111
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030 (Callable 03/14/2029)	15,000,000	14,993,650
3.49%, 05/28/2030	5,000,000	4,533,632
2.75%, 12/03/2030	19,250,000	15,892,978
3.23% to 11/22/2031 then 1 yr. CMT Rate + 1.60%, 11/22/2032 (Callable 08/22/2031)	35,000,000	29,120,529
6.92%, 08/08/2033	9,800,000	10,262,802
6.35%, 03/14/2034	25,000,000	25,052,889
Bank of America Corp.
3.09% to 10/01/2024 then 3 mo. Term SOFR + 1.35%, 10/01/2025 (Callable 10/01/2024)	10,000,000	9,868,584
2.46% to 10/22/2024 then 3 mo. Term SOFR + 1.13%, 10/22/2025 (Callable 10/22/2024)	17,775,000	17,456,132
5.08% to 01/20/2026 then SOFR + 1.29%, 01/20/2027 (Callable 01/20/2026)	12,500,000	12,439,695
3.56% to 04/23/2026 then 3 mo. Term SOFR + 1.32%, 04/23/2027 (Callable 04/23/2026)	9,000,000	8,689,264
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	35,000,000	32,280,218
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028 (Callable 04/27/2027)	16,000,000	15,624,531
6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028 (Callable 11/10/2027)	11,425,000	11,824,837
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	37,683,000	35,330,008
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029 (Callable 03/05/2028)	14,230,000	13,607,947
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029 (Callable 06/14/2028)	15,000,000	13,266,648
4.27% to 07/23/2028 then 3 mo. Term SOFR + 1.57%, 07/23/2029 (Callable 07/23/2028)	39,571,000	38,147,315
3.19% to 07/23/2029 then 3 mo. Term SOFR + 1.44%, 07/23/2030 (Callable 07/23/2029)	5,000,000	4,542,465
2.50% to 02/13/2030 then 3 mo. Term SOFR + 1.25%, 02/13/2031 (Callable 02/13/2030)	13,000,000	11,206,285
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	60,000,000	51,763,450
1.90% to 07/23/2030 then SOFR + 1.53%, 07/23/2031 (Callable 07/23/2030)	10,000,000	8,212,967
1.92% to 10/24/2030 then SOFR + 1.37%, 10/24/2031 (Callable 10/24/2030)	5,000,000	4,076,412
2.69% to 04/22/2031 then SOFR + 1.32%, 04/22/2032 (Callable 04/22/2031)	15,000,000	12,723,270
2.30% to 07/21/2031 then SOFR + 1.22%, 07/21/2032 (Callable 07/21/2031)	5,000,000	4,096,307
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033 (Callable 02/04/2032)	10,000,000	8,508,007
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033 (Callable 07/22/2032)	5,000,000	4,922,729
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034 (Callable 04/25/2033)	16,500,000	16,451,464
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035 (Callable 01/23/2034)	10,000,000	10,079,331
7.75%, 05/14/2038	1,138,000	1,382,198
Bank of Ireland Group PLC
6.25% to 09/16/2025 then 1 yr. CMT Rate + 2.65%, 09/16/2026 (Callable 09/16/2025) (a)	8,864,000	8,915,511
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026) (a)	20,000,000	18,279,600
5.60% (SOFR + 1.62%), 03/20/2030 (Callable 03/20/2029) (a)	20,000,000	19,975,200
Bank of Nova Scotia
4.50%, 12/16/2025	8,500,000	8,361,169
5.25%, 06/12/2028	10,000,000	10,088,902
Banque Federative du Credit Mutuel SA
4.75%, 07/13/2027 (a)	22,290,000	22,035,408
5.79%, 07/13/2028 (a)	12,000,000	12,306,269
Barclays PLC
3.65%, 03/16/2025	8,100,000	7,945,492
3.93% to 05/07/2024 then 3 mo. LIBOR US + 1.61%, 05/07/2025 (Callable 05/07/2024) (b)	34,300,000	34,230,272
2.85% to 05/07/2025 then SOFR + 2.71%, 05/07/2026 (Callable 05/07/2025)	10,000,000	9,694,349
4.34%, 01/10/2028 (Callable 01/10/2027)	20,000,000	19,306,039
6.49% to 09/13/2028 then SOFR + 2.22%, 09/13/2029 (Callable 09/13/2028)	17,000,000	17,670,397
5.69% to 03/12/2029 then SOFR + 1.74%, 03/12/2030 (Callable 03/12/2029)	18,000,000	18,101,577
6.22% to 05/09/2033 then SOFR + 2.98%, 05/09/2034 (Callable 05/09/2033)	34,000,000	35,080,197
6.69% to 09/13/2033 then SOFR + 2.62%, 09/13/2034 (Callable 09/13/2033)	32,225,000	34,416,233
BBVA USA, 3.88%, 04/10/2025 (Callable 03/10/2025)	6,110,000	6,006,964
Belrose Funding Trust, 2.33%, 08/15/2030 (Callable 05/15/2030) (a)	13,950,000	11,215,920
Berkshire Hathaway Finance Corp., 4.40%, 05/15/2042	3,500,000	3,283,312
BNP Paribas SA
2.82% to 11/19/2024 then 3 mo. Term SOFR + 1.37%, 11/19/2025 (Callable 11/19/2024) (a)	17,100,000	16,771,799
4.38%, 05/12/2026 (a)	45,131,000	43,930,452
2.22% to 06/09/2025 then SOFR + 2.07%, 06/09/2026 (Callable 06/09/2025) (a)	15,000,000	14,423,715
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (Callable 01/13/2026) (a)	28,350,000	26,358,209
4.63%, 03/13/2027 (a)	2,325,000	2,268,684
2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028 (Callable 01/20/2027) (a)	2,175,000	2,014,710
1.90% to 09/30/2027 then SOFR + 1.61%, 09/30/2028 (Callable 09/30/2027) (a)	27,000,000	24,032,815
5.34% (1 yr. CMT Rate + 1.50%), 06/12/2029 (Callable 06/12/2028) (a)	13,025,000	13,094,488
2.16% to 09/15/2028 then SOFR + 1.22%, 09/15/2029 (Callable 09/15/2028) (a)	19,538,000	17,098,168
5.18% to 01/09/2029 then SOFR + 1.52%, 01/09/2030 (Callable 01/09/2029) (a)	6,500,000	6,498,286
2.87% to 04/19/2031 then 3 mo. Term SOFR + 1.39%, 04/19/2032 (Callable 04/19/2031) (a)	32,075,000	27,253,808
3.13% to 01/20/2032 then SOFR + 1.56%, 01/20/2033 (Callable 01/20/2032) (a)	10,000,000	8,516,702
2.59% to 08/12/2030 then 5 yr. CMT Rate + 2.05%, 08/12/2035 (Callable 08/12/2030) (a)	14,000,000	11,482,277
BPCE SA
5.15%, 07/21/2024 (a)	31,285,000	31,153,627
2.38%, 01/14/2025 (a)	12,000,000	11,683,829
4.50%, 03/15/2025 (a)	55,492,000	54,669,465
1.65% to 10/06/2025 then SOFR + 1.52%, 10/06/2026 (Callable 10/06/2025) (a)	25,000,000	23,476,314
5.72% to 01/18/2029 then 1 yr. CMT Rate + 1.96%, 01/18/2030 (Callable 01/18/2029) (a)	5,400,000	5,428,043
2.28% to 01/20/2031 then SOFR + 1.31%, 01/20/2032 (Callable 01/20/2031) (a)	12,850,000	10,423,424
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (Callable 10/19/2031) (a)	43,420,000	35,560,471
7.00% to 10/19/2033 then SOFR + 2.59%, 10/19/2034 (Callable 10/19/2033) (a)	10,000,000	10,896,772
6.51% to 01/18/2034 then 1 yr. CMT Rate + 2.79%, 01/18/2035 (Callable 01/18/2034) (a)	12,500,000	12,718,721
Brown & Brown, Inc.
4.50%, 03/15/2029 (Callable 12/15/2028)	23,825,000	23,148,257
2.38%, 03/15/2031 (Callable 12/15/2030)	36,789,000	30,504,900
4.20%, 03/17/2032 (Callable 12/17/2031)	15,000,000	13,858,841
4.95%, 03/17/2052 (Callable 09/17/2051)	9,500,000	8,383,008
Canadian Imperial Bank of Commerce
5.62%, 07/17/2026	15,000,000	15,138,724
6.09%, 10/03/2033 (Callable 07/03/2033)	20,000,000	21,062,755
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (Callable 01/14/2027) (a)	17,450,000	16,629,552
Capital One Financial Corp.
3.30%, 10/30/2024 (Callable 09/30/2024)	2,998,000	2,957,222
3.65%, 05/11/2027 (Callable 04/11/2027)	26,750,000	25,583,121
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029 (Callable 06/08/2028)	36,205,000	37,251,794
3.27% to 03/01/2029 then SOFR + 1.79%, 03/01/2030 (Callable 03/01/2029)	23,862,000	21,488,387
7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031 (Callable 10/30/2030)	8,000,000	8,839,697
5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034 (Callable 02/01/2033)	12,700,000	12,692,843
6.05% to 02/01/2034 then SOFR + 2.26%, 02/01/2035 (Callable 02/01/2034)	7,950,000	8,097,951
Centene Corp.
3.00%, 10/15/2030 (Callable 07/15/2030)	13,061,000	11,193,668
2.50%, 03/01/2031 (Callable 12/01/2030)	35,000,000	28,803,947
2.63%, 08/01/2031 (Callable 05/01/2031)	12,000,000	9,851,864
Charles Schwab Corp., 2.90%, 03/03/2032 (Callable 12/03/2031)	5,000,000	4,290,089
Citigroup, Inc.
3.70%, 01/12/2026	4,500,000	4,383,053
3.11% to 04/08/2025 then SOFR + 2.84%, 04/08/2026 (Callable 04/08/2025)	20,000,000	19,495,963
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)	40,600,000	39,161,700
3.67% to 07/24/2027 then 3 mo. Term SOFR + 1.65%, 07/24/2028 (Callable 07/24/2027)	3,142,000	2,988,093
3.52% to 10/27/2027 then 3 mo. Term SOFR + 1.41%, 10/27/2028 (Callable 10/27/2027)	11,500,000	10,849,216
4.41% to 03/31/2030 then SOFR + 3.91%, 03/31/2031 (Callable 03/31/2030)	26,105,000	24,889,696
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031 (Callable 06/03/2030)	25,000,000	21,347,480
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032 (Callable 05/01/2031)	6,000,000	5,000,783
2.52% to 11/03/2031 then SOFR + 1.18%, 11/03/2032 (Callable 11/03/2031)	11,085,000	9,094,855
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033 (Callable 03/17/2032)	18,000,000	16,093,073
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033 (Callable 11/17/2032)	29,000,000	30,616,493
Citizens Bank NA
2.25%, 04/28/2025 (Callable 03/28/2025)	20,000,000	19,245,396
3.75%, 02/18/2026 (Callable 11/18/2025)	12,120,000	11,713,238
Citizens Financial Group, Inc.
2.85%, 07/27/2026 (Callable 04/27/2026)	10,000,000	9,386,770
5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030 (Callable 01/23/2029)	10,000,000	9,980,925
3.25%, 04/30/2030 (Callable 01/30/2030)	28,025,000	24,701,303
CNA Financial Corp.
4.50%, 03/01/2026 (Callable 12/01/2025)	14,000,000	13,809,225
3.45%, 08/15/2027 (Callable 05/15/2027)	12,000,000	11,350,132
3.90%, 05/01/2029 (Callable 02/01/2029)	7,000,000	6,628,049
2.05%, 08/15/2030 (Callable 05/15/2030)	1,000,000	837,866
5.50%, 06/15/2033 (Callable 03/15/2033)	14,225,000	14,430,493
CNO Global Funding, 2.65%, 01/06/2029 (a)	10,000,000	8,713,857
Comerica Bank
4.00%, 07/27/2025	10,000,000	9,703,277
5.33% to 08/25/2032 then SOFR + 2.61%, 08/25/2033 (Callable 08/25/2032)	15,325,000	13,948,015
Commonwealth Bank of Australia
2.69%, 03/11/2031 (a)	15,000,000	12,482,873
3.78%, 03/14/2032 (a)	10,000,000	8,843,093
5.84%, 03/13/2034 (a)	16,000,000	16,085,947
3.61% to 09/12/2029 then 5 yr. CMT Rate + 2.05%, 09/12/2034 (Callable 09/12/2029) (a)	10,000,000	9,015,073
3.74%, 09/12/2039 (a)	23,500,000	18,796,087
Cooperatieve Rabobank UA
4.38%, 08/04/2025	20,397,000	20,044,969
3.75%, 07/21/2026	20,829,000	20,023,383
Corebridge Global Funding, 5.20%, 01/12/2029 (a)	5,000,000	5,009,387
Credit Agricole SA
4.38%, 03/17/2025 (a)	4,204,000	4,139,457
1.25% to 01/26/2026 then SOFR + 0.89%, 01/26/2027 (Callable 01/26/2026) (a)	20,000,000	18,539,462
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028) (a)	22,000,000	22,833,663
3.25%, 01/14/2030 (a)	6,800,000	6,039,736
4.00% to 01/10/2028 then 5 Yr. Swap Rate USD + 1.64%, 01/10/2033 (Callable 01/10/2028) (a)	8,000,000	7,467,481
5.51%, 07/05/2033 (a)	32,000,000	32,811,642
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (Callable 01/10/2034) (a)	3,000,000	3,051,677
Credit Suisse AG, 3.63%, 09/09/2024	4,325,000	4,284,505
Credit Suisse USA, Inc., 7.13%, 07/15/2032	5,063,000	5,677,082
Danske Bank AS, 1.62% to 09/11/2025 then 1 yr. CMT Rate + 1.35%, 09/11/2026 (Callable 09/11/2025) (a)	20,000,000	18,832,010
Deutsche Bank AG
3.70%, 05/30/2024	10,000,000	9,958,770
2.13% to 11/24/2025 then SOFR + 1.87%, 11/24/2026 (Callable 11/24/2025)	22,755,000	21,462,030
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	32,425,000	33,328,127
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	19,435,000	17,760,314
6.72% to 01/18/2028 then SOFR + 3.18%, 01/18/2029 (Callable 01/18/2028)	10,000,000	10,348,129
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)	15,151,000	15,849,735
3.04% to 05/28/2031 then SOFR + 1.72%, 05/28/2032 (Callable 05/28/2031)	14,000,000	11,799,986
Deutsche Bank AG/New York NY, 3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033 (Callable 10/07/2031)	39,625,000	32,759,960
Digital Realty Trust LP, 5.55%, 01/15/2028 (Callable 12/15/2027)	9,775,000	9,845,563
Discover Bank
3.45%, 07/27/2026 (Callable 04/27/2026)	22,000,000	20,931,776
4.65%, 09/13/2028 (Callable 06/13/2028)	32,508,000	31,481,569
Discover Financial Services
3.95%, 11/06/2024 (Callable 08/06/2024)	10,000,000	9,885,947
4.10%, 02/09/2027 (Callable 11/09/2026)	38,019,000	36,695,609
7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	23,000,000	26,069,503
DNB Bank ASA
1.13% to 09/16/2025 then 1 yr. CMT Rate + 0.85%, 09/16/2026 (Callable 09/16/2025) (a)	2,000,000	1,875,300
1.54% to 05/25/2026 then 1 yr. CMT Rate + 0.72%, 05/25/2027 (Callable 05/25/2026) (a)	15,000,000	13,816,463
Elevance Health, Inc.
5.10%, 01/15/2044	1,584,000	1,505,605
4.38%, 12/01/2047 (Callable 06/01/2047)	8,650,000	7,441,808
5.13%, 02/15/2053 (Callable 08/15/2052)	8,150,000	7,812,243
Extra Space Storage LP
3.50%, 07/01/2026 (Callable 04/01/2026)	6,819,000	6,543,760
5.70%, 04/01/2028 (Callable 03/01/2028)	10,000,000	10,178,975
5.50%, 07/01/2030 (Callable 05/01/2030)	10,000,000	10,108,582
2.55%, 06/01/2031 (Callable 03/01/2031)	10,000,000	8,307,678
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027 (a)	11,000,000	10,853,628
5.70%, 03/14/2028 (a)	18,000,000	18,280,552
Fifth Third Bancorp, 4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030 (Callable 07/28/2029)	7,525,000	7,248,134
FirstMerit Bank NA, 4.27%, 11/25/2026	4,600,000	4,376,589
Five Corners Funding Trust II, 2.85%, 05/15/2030 (Callable 02/15/2030) (a)	30,000,000	26,312,257
Five Corners Funding Trust III, 5.79%, 02/15/2033 (Callable 11/15/2032) (a)	8,000,000	8,245,568
Five Corners Funding Trust IV, 6.00%, 02/15/2053 (Callable 08/15/2052) (a)	10,000,000	10,577,565
FMR LLC, 4.95%, 02/01/2033 (a)	1,750,000	1,683,313
Globe Life, Inc., 4.55%, 09/15/2028 (Callable 06/15/2028)	5,000,000	4,900,255
Goldman Sachs Group, Inc.
3.50%, 04/01/2025 (Callable 03/01/2025)	5,000,000	4,906,087
3.75%, 05/22/2025 (Callable 02/22/2025)	5,000,000	4,905,391
3.27% to 09/29/2024 then 3 mo. Term SOFR + 1.46%, 09/29/2025 (Callable 09/29/2024)	15,000,000	14,819,964
1.09% to 12/09/2025 then SOFR + 0.79%, 12/09/2026 (Callable 12/09/2025)	10,000,000	9,298,556
2.64% to 02/24/2027 then SOFR + 1.11%, 02/24/2028 (Callable 02/24/2027)	89,350,000	83,201,964
3.69% to 06/05/2027 then 3 mo. Term SOFR + 1.77%, 06/05/2028 (Callable 06/05/2027)	6,775,000	6,484,397
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029 (Callable 04/23/2028)	10,000,000	9,478,813
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	13,348,000	12,854,305
3.80%, 03/15/2030 (Callable 12/15/2029)	30,000,000	28,106,291
1.99% to 01/27/2031 then SOFR + 1.09%, 01/27/2032 (Callable 01/27/2031)	10,000,000	8,091,352
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032 (Callable 04/22/2031)	9,625,000	8,075,881
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)	30,000,000	24,615,998
6.35%, 02/15/2034	1,053,000	1,093,116
Guardian Life Global Funding, 5.55%, 10/28/2027 (a)	16,350,000	16,693,784
Guardian Life Insurance Co. of America/The
4.88%, 06/19/2064 (a)	5,000,000	4,407,268
3.70%, 01/22/2070 (Callable 07/22/2069) (a)	15,062,000	9,923,509
4.85%, 01/24/2077 (a)	24,727,000	20,654,915
Hanover Insurance Group, Inc., 2.50%, 09/01/2030 (Callable 06/01/2030)	10,550,000	8,847,743
Hartford Financial Services Group, Inc., 3.60%, 08/19/2049 (Callable 02/19/2049)	7,000,000	5,297,993
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/2030 (Callable 03/01/2030) (a)	6,125,000	5,159,974
Healthpeak OP LLC, 5.25%, 12/15/2032 (Callable 09/15/2032)	4,000,000	3,971,178
High Street Funding Trust II, 4.68%, 02/15/2048 (Callable 11/15/2047) (a)	2,000,000	1,658,243
HSBC Bank USA NA, 7.00%, 01/15/2039	4,200,000	4,863,489
HSBC Holdings PLC
1.65% to 04/18/2025 then SOFR + 1.54%, 04/18/2026 (Callable 04/18/2025)	15,000,000	14,369,202
4.29% to 09/12/2025 then 3 mo. Term SOFR + 1.61%, 09/12/2026 (Callable 09/12/2025)	7,450,000	7,312,130
4.38%, 11/23/2026	5,000,000	4,887,775
1.59% to 05/24/2026 then SOFR + 1.29%, 05/24/2027 (Callable 05/24/2026)	22,500,000	20,709,586
2.25% to 11/22/2026 then SOFR + 1.10%, 11/22/2027 (Callable 11/22/2026)	10,000,000	9,220,015
6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029 (Callable 03/09/2028)	8,250,000	8,480,164
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029 (Callable 06/19/2028)	35,000,000	33,978,707
2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	13,200,000	11,565,785
3.97% to 05/22/2029 then 3 mo. Term SOFR + 1.87%, 05/22/2030 (Callable 05/22/2029)	9,000,000	8,413,604
2.80% to 05/24/2031 then SOFR + 1.19%, 05/24/2032 (Callable 05/24/2031)	16,000,000	13,403,886
Huntington Bancshares, Inc./OH
4.44% to 08/04/2027 then SOFR + 1.97%, 08/04/2028 (Callable 08/04/2027)	9,500,000	9,171,454
5.02% to 05/17/2032 then SOFR + 2.05%, 05/17/2033 (Callable 05/17/2032)	3,775,000	3,599,406
5.71% to 02/02/2034 then SOFR + 1.87%, 02/02/2035 (Callable 02/02/2034)	10,150,000	10,124,800
Huntington National Bank, 5.65%, 01/10/2030 (Callable 11/10/2029)	1,500,000	1,507,985
ING Groep NV, 5.55% to 03/19/2034 then SOFR + 1.77%, 03/19/2035 (Callable 03/19/2034)	16,000,000	15,883,172
Invesco Finance PLC, 3.75%, 01/15/2026	4,900,000	4,780,300
Jefferies Financial Group, Inc., 4.15%, 01/23/2030	10,000,000	9,371,141
Jefferies Group LLC, 6.25%, 01/15/2036	1,390,000	1,439,158
JPMorgan Chase & Co.
2.30% to 10/15/2024 then SOFR + 1.16%, 10/15/2025 (Callable 10/15/2024)	10,000,000	9,822,315
2.01% to 03/13/2025 then 3 mo. Term SOFR + 1.59%, 03/13/2026 (Callable 03/13/2025)	50,000,000	48,346,794
2.08% to 04/22/2025 then SOFR + 1.85%, 04/22/2026 (Callable 04/22/2025)	52,000,000	50,120,187
1.05% to 11/19/2025 then SOFR + 0.80%, 11/19/2026 (Callable 11/19/2025)	25,000,000	23,305,532
1.58% to 04/22/2026 then SOFR + 0.89%, 04/22/2027 (Callable 04/22/2026)	50,000,000	46,364,373
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	11,875,000	10,832,784
4.85% to 07/25/2027 then SOFR + 1.99%, 07/25/2028 (Callable 07/25/2027)	29,000,000	28,747,851
5.30% to 07/24/2028 then SOFR + 1.45%, 07/24/2029 (Callable 07/24/2028)	10,000,000	10,077,270
6.09% to 10/23/2028 then SOFR + 1.57%, 10/23/2029 (Callable 10/23/2028)	30,000,000	31,207,310
3.70% to 05/06/2029 then 3 mo. Term SOFR + 1.42%, 05/06/2030 (Callable 05/06/2029)	15,000,000	14,060,075
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031 (Callable 04/22/2030)	28,000,000	24,195,315
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	22,000,000	17,928,400
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	10,000,000	8,448,628
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034 (Callable 06/01/2033)	15,000,000	15,065,862
5.60%, 07/15/2041	4,106,000	4,304,369
Kemper Corp., 3.80%, 02/23/2032 (Callable 11/23/2031)	8,000,000	6,844,432
KeyBank NA
3.40%, 05/20/2026	18,965,000	17,878,544
4.90%, 08/08/2032	6,000,000	5,391,038
5.00%, 01/26/2033 (Callable 10/26/2032)	5,000,000	4,639,152
LeasePlan Corp. NV, 2.88%, 10/24/2024 (a)	26,190,000	25,764,802
Liberty Mutual Group, Inc.
4.57%, 02/01/2029 (a)	2,087,000	2,034,912
3.95%, 10/15/2050 (Callable 04/15/2050) (a)	2,231,000	1,680,270
5.50%, 06/15/2052 (Callable 12/15/2051) (a)	5,000,000	4,811,339
Liberty Mutual Insurance Co., 7.70%, 10/15/2097 (a)	465,000	528,375
Lincoln National Corp., 3.05%, 01/15/2030 (Callable 10/15/2029)	24,650,000	21,781,546
Lloyds Banking Group PLC
2.44% to 02/05/2025 then 1 yr. CMT Rate + 1.00%, 02/05/2026 (Callable 02/05/2025)	15,725,000	15,289,521
1.63% to 05/11/2026 then 1 yr. CMT Rate + 0.85%, 05/11/2027 (Callable 05/11/2026)	10,000,000	9,209,474
3.57% to 11/07/2027 then 3 mo. LIBOR US + 1.21%, 11/07/2028 (Callable 11/07/2027) (b)	10,000,000	9,380,108
5.68% to 01/05/2034 then 1 yr. CMT Rate + 1.75%, 01/05/2035 (Callable 01/05/2034)	12,000,000	12,076,685
LPL Holdings, Inc., 6.75%, 11/17/2028 (Callable 10/17/2028)	23,030,000	24,130,732
LXP Industrial Trust
6.75%, 11/15/2028 (Callable 10/15/2028)	10,000,000	10,431,284
2.70%, 09/15/2030 (Callable 06/15/2030)	14,800,000	12,364,896
2.38%, 10/01/2031 (Callable 07/01/2031)	5,747,000	4,583,953
M&T Bank Corp., 4.00%, 07/15/2024 (Callable 05/02/2024)	11,400,000	11,318,055
Macquarie Airfinance Holdings Ltd., 6.40%, 03/26/2029 (Callable 02/26/2029) (a)	5,000,000	5,078,350
Macquarie Bank Ltd.
4.88%, 06/10/2025 (a)	23,717,000	23,450,648
3.62%, 06/03/2030 (a)	12,550,000	11,151,686
Macquarie Group Ltd.
5.11% to 08/09/2025 then SOFR + 2.21%, 08/09/2026 (Callable 08/09/2025) (a)	22,000,000	21,888,779
1.34% to 01/12/2026 then SOFR + 1.07%, 01/12/2027 (Callable 01/12/2026) (a)	19,000,000	17,626,190
2.87% to 01/14/2032 then SOFR + 1.53%, 01/14/2033 (Callable 01/14/2032) (a)	25,000,000	20,809,710
4.44% to 06/21/2032 then SOFR + 2.41%, 06/21/2033 (Callable 06/21/2032) (a)	9,000,000	8,362,442
6.26% to 12/07/2033 then SOFR + 2.30%, 12/07/2034 (Callable 12/07/2033) (a)	12,500,000	13,088,400
Manulife Financial Corp.
4.15%, 03/04/2026	10,000,000	9,834,640
5.38%, 03/04/2046	5,150,000	5,063,987
Maple Grove Funding Trust I, 4.16%, 08/15/2051 (Callable 02/15/2051) (a)	28,600,000	19,871,631
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030 (Callable 08/15/2030)	5,000,000	4,252,285
5.88%, 08/01/2033	8,429,000	8,969,387
4.35%, 01/30/2047 (Callable 07/30/2046)	3,450,000	2,953,928
5.45%, 03/15/2053 (Callable 09/15/2052)	3,700,000	3,718,575
Massachusetts Mutual Life Insurance Co.
5.67%, 12/01/2052 (Callable 06/01/2052) (a)	20,000,000	19,984,435
5.08% (3 mo. LIBOR US + 3.19%), 02/15/2069 (Callable 02/15/2049) (a)(b)	40,670,000	36,271,084
3.73%, 10/15/2070 (a)	16,676,000	11,315,545
4.90%, 04/01/2077 (a)	11,175,000	9,405,742
MBIA Insurance Corp., 16.84% (3 mo. Term SOFR + 11.52%), 01/15/2033 (Callable 01/15/2028) (a)(c)	714,000	19,492
MetLife, Inc., 4.88%, 11/13/2043	3,375,000	3,171,943
Metropolitan Life Global Funding I
2.95%, 04/09/2030 (a)	22,375,000	19,858,186
1.55%, 01/07/2031 (a)	650,000	518,360
5.15%, 03/28/2033 (a)	19,475,000	19,509,669
Metropolitan Life Insurance Co., 7.80%, 11/01/2025 (a)	6,300,000	6,508,609
Mitsubishi UFJ Financial Group, Inc.
1.54% to 07/20/2026 then 1 yr. CMT Rate + 0.75%, 07/20/2027 (Callable 07/20/2026)	10,000,000	9,212,407
5.02% to 07/20/2027 then 1 yr. CMT Rate + 1.95%, 07/20/2028 (Callable 07/20/2027)	6,700,000	6,679,729
5.35% to 09/13/2027 then 1 yr. CMT Rate + 1.90%, 09/13/2028 (Callable 09/13/2027)	13,600,000	13,671,873
5.48% to 02/22/2030 then 1 yr. CMT Rate + 1.53%, 02/22/2031 (Callable 02/22/2030)	3,525,000	3,587,904
5.41% to 04/19/2033 then 1 yr. CMT Rate + 1.97%, 04/19/2034 (Callable 04/19/2033)	7,000,000	7,142,771
Mizuho Financial Group, Inc.
2.56% to 09/13/2024 then 3 mo. Term SOFR + 1.36%, 09/13/2025 (Callable 09/13/2024)	20,000,000	19,711,176
1.23% to 05/22/2026 then 1 yr. CMT Rate + 0.67%, 05/22/2027 (Callable 05/22/2026)	8,000,000	7,344,440
5.41% to 09/13/2027 then 1 yr. CMT Rate + 2.05%, 09/13/2028 (Callable 09/13/2027)	6,725,000	6,784,828
1.98% to 09/08/2030 then 3 mo. Term SOFR + 1.53%, 09/08/2031 (Callable 09/08/2030)	10,000,000	8,216,821
Morgan Stanley
2.72% to 07/22/2024 then SOFR + 1.15%, 07/22/2025 (Callable 07/22/2024)	19,000,000	18,808,413
3.59% (3 mo. LIBOR US + 134.00%), 07/22/2028 (Callable 07/22/2027) (b)	12,000,000	11,402,804
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	62,625,000	64,770,119
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029 (Callable 01/24/2028)	1,000,000	951,669
5.12% to 02/01/2028 then SOFR + 1.73%, 02/01/2029 (Callable 02/01/2028)	8,300,000	8,286,508
3.62% to 04/01/2030 then SOFR + 3.12%, 04/01/2031 (Callable 04/01/2030)	10,000,000	9,167,991
1.93% to 04/28/2031 then SOFR + 1.02%, 04/28/2032 (Callable 04/28/2031)	25,000,000	20,073,535
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	25,000,000	20,433,224
6.34% to 10/18/2032 then SOFR + 2.56%, 10/18/2033 (Callable 10/18/2032)	20,000,000	21,443,183
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034 (Callable 07/21/2033)	8,000,000	8,031,621
Mutual of Omaha Insurance Co., 6.14% to 01/16/2054 then 10 Year CMT Rate + 2.95%, 01/16/2064 (Callable 10/16/2053) (a)	9,500,000	9,652,650
National Australia Bank Ltd.
2.33%, 08/21/2030 (a)	83,282,000	68,640,429
2.99%, 05/21/2031 (a)	19,911,000	16,815,520
6.43%, 01/12/2033 (a)	28,262,000	29,848,326
3.93% to 08/02/2029 then 5 yr. CMT Rate + 1.88%, 08/02/2034 (Callable 08/02/2029) (a)	10,000,000	9,184,166
3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037 (Callable 01/12/2032) (a)	10,000,000	8,465,383
National Bank of Canada, 5.60%, 12/18/2028	13,000,000	13,222,282
Nationwide Building Society
4.00%, 09/14/2026 (a)	73,507,000	70,527,275
4.30% to 03/08/2028 then 3 mo. LIBOR US + 1.45%, 03/08/2029 (Callable 03/08/2028) (a)(b)	20,000,000	19,169,052
3.96% to 07/18/2029 then 3 mo. LIBOR US + 1.86%, 07/18/2030 (Callable 07/18/2029) (a)(b)	10,125,000	9,372,058
Nationwide Financial Services, Inc., 3.90%, 11/30/2049 (Callable 05/30/2049) (a)	10,000,000	7,803,236
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 (a)	14,000,000	18,172,850
4.35%, 04/30/2050 (Callable 10/30/2049) (a)	25,000,000	19,830,813
NatWest Group PLC
5.85% to 03/02/2026 then 1 yr. CMT Rate + 1.35%, 03/02/2027 (Callable 03/02/2026)	13,000,000	13,067,488
1.64% to 06/14/2026 then 1 yr. CMT Rate + 0.90%, 06/14/2027 (Callable 06/14/2026)	35,000,000	32,180,321
3.07% to 05/22/2027 then 1 yr. CMT Rate + 2.55%, 05/22/2028 (Callable 05/22/2027)	18,301,000	17,087,175
5.52% to 09/30/2027 then 1 yr. CMT Rate + 2.27%, 09/30/2028 (Callable 09/30/2027)	10,000,000	10,014,636
4.89% to 05/18/2028 then 3 mo. LIBOR US + 1.75%, 05/18/2029 (Callable 05/18/2028) (b)	10,000,000	9,792,360
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	45,500,000	46,226,634
5.08% to 01/27/2029 then 3 mo. LIBOR US + 1.91%, 01/27/2030 (Callable 01/27/2029) (b)	7,000,000	6,875,297
4.45% to 05/08/2029 then 3 mo. LIBOR US + 1.87%, 05/08/2030 (Callable 05/08/2029) (b)	35,000,000	33,347,150
6.02% to 03/02/2033 then 1 yr. CMT Rate + 2.10%, 03/02/2034 (Callable 03/02/2033)	4,700,000	4,850,077
5.78% to 03/01/2034 then 1 yr. CMT Rate + 1.50%, 03/01/2035 (Callable 03/01/2034)	12,000,000	12,169,554
New York Life Insurance Co.
6.75%, 11/15/2039 (a)	12,026,000	13,688,376
3.75%, 05/15/2050 (Callable 11/15/2049) (a)	17,000,000	13,091,629
4.45%, 05/15/2069 (Callable 11/15/2068) (a)	10,000,000	8,160,238
Nomura Holdings, Inc.
1.85%, 07/16/2025	19,000,000	18,104,156
1.65%, 07/14/2026	32,975,000	30,332,983
5.39%, 07/06/2027	10,000,000	10,012,950
2.17%, 07/14/2028	16,055,000	14,135,232
2.71%, 01/22/2029	8,000,000	7,112,585
3.10%, 01/16/2030	2,000,000	1,774,631
Old Republic International Corp., 5.75%, 03/28/2034 (Callable 12/28/2033)	15,000,000	15,079,409
Peachtree Corners Funding Trust, 3.98%, 02/15/2025 (a)	12,295,000	12,062,133
Penn Mutual Life Insurance Co., 3.80%, 04/29/2061 (a)	17,038,000	11,341,152
Pine Street Trust I, 4.57%, 02/15/2029 (Callable 11/15/2028) (a)	7,825,000	7,439,913
Principal Financial Group, Inc., 4.30%, 11/15/2046 (Callable 05/15/2046)	2,325,000	1,954,457
Principal Life Global Funding II
3.00%, 04/18/2026 (a)	13,400,000	12,802,120
5.50%, 06/28/2028 (a)	40,500,000	40,760,017
Prologis LP
4.75%, 06/15/2033 (Callable 03/15/2033)	19,425,000	19,059,196
5.13%, 01/15/2034 (Callable 10/15/2033)	21,575,000	21,671,586
Protective Life Corp.
4.30%, 09/30/2028 (Callable 06/30/2028) (a)	10,000,000	9,704,749
8.45%, 10/15/2039	2,650,000	3,265,475
Protective Life Global Funding, 5.21%, 04/14/2026 (a)	32,900,000	32,924,438
Prudential Financial, Inc.
6.63%, 12/01/2037	5,000,000	5,654,569
3.94%, 12/07/2049 (Callable 06/07/2049)	11,426,000	9,040,320
Raymond James Financial, Inc., 4.65%, 04/01/2030 (Callable 01/01/2030)	9,700,000	9,575,817
Realty Income Corp.
4.70%, 12/15/2028 (Callable 11/15/2028)	6,625,000	6,529,462
5.63%, 10/13/2032 (Callable 07/13/2032)	6,725,000	6,871,758
Regions Financial Corp., 2.25%, 05/18/2025 (Callable 04/18/2025)	21,650,000	20,813,372
Reliance Standard Life Global Funding II, 2.50%, 10/30/2024 (a)	22,800,000	22,354,090
Royal Bank of Canada, 4.65%, 01/27/2026	7,773,000	7,682,128
Sammons Financial Group, Inc.
3.35%, 04/16/2031 (Callable 01/16/2031) (a)	14,350,000	11,725,895
4.75%, 04/08/2032 (Callable 01/08/2032) (a)	23,000,000	20,227,889
Santander Holdings USA, Inc., 3.50%, 06/07/2024 (Callable 05/07/2024)	5,695,000	5,669,821
Santander UK Group Holdings PLC
1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027 (Callable 06/14/2026)	9,500,000	8,694,340
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029 (Callable 01/10/2028)	27,600,000	28,542,165
Skandinaviska Enskilda Banken AB, 5.38%, 03/05/2029 (a)	10,000,000	10,034,094
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026 (Callable 09/15/2026) (a)	6,725,000	6,138,931
5.45%, 05/03/2028 (Callable 04/03/2028) (a)	7,000,000	7,023,973
5.70%, 07/25/2033 (Callable 04/25/2033) (a)	33,475,000	33,793,873
Societe Generale SA
2.63%, 10/16/2024 (a)	23,000,000	22,604,985
2.63%, 01/22/2025 (a)	41,125,000	40,081,461
2.23% to 01/21/2025 then 1 yr. CMT Rate + 1.05%, 01/21/2026 (Callable 01/21/2025) (a)	21,032,000	20,390,963
1.49% to 12/14/2025 then 1 yr. CMT Rate + 1.10%, 12/14/2026 (Callable 12/14/2025) (a)	28,800,000	26,760,239
2.80% to 01/19/2027 then 1 yr. CMT Rate + 1.30%, 01/19/2028 (Callable 01/19/2027) (a)	2,225,000	2,054,657
5.63% to 01/19/2029 then 1 yr. CMT Rate + 1.75%, 01/19/2030 (Callable 01/19/2029) (a)	13,000,000	12,958,233
2.89% to 06/09/2031 then 1 yr. CMT Rate + 1.30%, 06/09/2032 (Callable 06/09/2031) (a)	6,775,000	5,573,245
3.34% to 01/21/2032 then 1 yr. CMT Rate + 1.60%, 01/21/2033 (Callable 01/21/2032) (a)	10,000,000	8,392,097
6.22% to 06/15/2032 then 1 yr. CMT Rate + 3.20%, 06/15/2033 (Callable 06/15/2032) (a)	9,150,000	9,188,115
6.07% to 01/19/2034 then 1 yr. CMT Rate + 2.10%, 01/19/2035 (Callable 01/19/2034) (a)	17,000,000	17,116,856
3.63%, 03/01/2041 (a)	12,000,000	8,267,998
Standard Chartered PLC
3.79% to 05/21/2024 then 3 mo. LIBOR US + 1.56%, 05/21/2025 (Callable 05/21/2024) (a)(b)	36,294,000	36,161,884
2.82% to 01/30/2025 then 3 mo. LIBOR US + 1.21%, 01/30/2026 (Callable 01/30/2025) (a)(b)	21,000,000	20,467,457
1.46% to 01/14/2026 then 1 yr. CMT Rate + 1.00%, 01/14/2027 (Callable 01/14/2026) (a)	20,658,000	19,160,450
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027) (a)	24,000,000	22,127,121
7.77% to 11/16/2027 then 1 yr. CMT Rate + 3.45%, 11/16/2028 (Callable 11/16/2027) (a)	8,000,000	8,562,544
6.30% to 01/09/2028 then 1 yr. CMT Rate + 2.45%, 01/09/2029 (Callable 01/09/2028) (a)	4,000,000	4,115,079
4.64% to 04/01/2030 then 1 yr. CMT Rate + 3.85%, 04/01/2031 (Callable 04/01/2030) (a)	14,700,000	14,132,358
6.30% to 07/06/2033 then 1 yr. CMT Rate + 2.58%, 07/06/2034 (Callable 07/06/2033) (a)	13,850,000	14,545,430
6.10% (1 yr. CMT Rate + 2.10%), 01/11/2035 (Callable 01/11/2034) (a)	10,000,000	10,305,422
5.70%, 03/26/2044 (a)	6,000,000	5,940,596
Stifel Financial Corp., 4.00%, 05/15/2030 (Callable 02/15/2030)	51,140,000	46,682,204
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	7,575,000	6,349,339
5.85%, 07/13/2030	20,000,000	20,765,122
5.77%, 01/13/2033	33,650,000	35,064,979
SunTrust Banks, Inc., 3.30%, 05/15/2026 (Callable 04/15/2026)	3,925,000	3,767,931
Svenska Handelsbanken AB, 5.50%, 06/15/2028 (a)	15,250,000	15,414,001
Swedbank AB
6.14%, 09/12/2026 (a)	24,400,000	24,726,898
5.41%, 03/14/2029 (a)	29,250,000	29,260,343
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	18,250,000	17,916,274
Synchrony Financial
4.25%, 08/15/2024 (Callable 05/15/2024)	26,864,000	26,692,013
4.50%, 07/23/2025 (Callable 04/23/2025)	23,127,000	22,662,145
3.70%, 08/04/2026 (Callable 05/04/2026)	23,023,000	21,881,594
3.95%, 12/01/2027 (Callable 09/01/2027)	44,825,000	41,933,035
2.88%, 10/28/2031 (Callable 07/28/2031)	5,000,000	3,992,117
Toronto-Dominion Bank, 4.46%, 06/08/2032	19,000,000	18,185,931
Travelers Cos., Inc., 5.45%, 05/25/2053 (Callable 11/25/2052)	4,000,000	4,151,705
Trinity Acquisition PLC
4.40%, 03/15/2026 (Callable 12/15/2025)	27,305,000	26,789,816
6.13%, 08/15/2043	22,561,000	22,348,462
Truist Financial Corp.
7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029 (Callable 10/30/2028)	8,000,000	8,537,991
5.12% to 01/26/2033 then SOFR + 1.85%, 01/26/2034 (Callable 01/26/2033)	12,000,000	11,554,302
Trustage Financial Group, Inc., 4.63%, 04/15/2032 (Callable 01/15/2032) (a)	2,205,000	1,919,435
UBS Group AG
2.59% to 09/11/2024 then SOFR + 1.56%, 09/11/2025 (Callable 09/11/2024) (a)	12,250,000	12,076,301
4.55%, 04/17/2026	7,000,000	6,889,291
2.19% to 06/05/2025 then SOFR + 2.04%, 06/05/2026 (Callable 06/05/2025) (a)	15,000,000	14,382,619
5.71% (1 yr. CMT Rate + 1.55%), 01/12/2027 (Callable 01/12/2026) (a)	4,078,000	4,092,037
1.36% to 01/30/2026 then 1 yr. CMT Rate + 1.08%, 01/30/2027 (Callable 01/30/2026) (a)	21,397,000	19,807,033
1.31% to 02/02/2026 then SOFR + 0.98%, 02/02/2027 (Callable 02/02/2026) (a)	40,000,000	36,925,049
1.49% to 08/10/2026 then 1 yr. CMT Rate + 0.85%, 08/10/2027 (Callable 08/10/2026) (a)	9,000,000	8,185,859
4.28%, 01/09/2028 (Callable 01/09/2027) (a)	17,403,000	16,799,882
3.87% to 01/12/2028 then 3 mo. LIBOR US + 1.41%, 01/12/2029 (Callable 01/12/2028) (a)(b)	34,500,000	32,642,689
4.19% to 04/01/2030 then SOFR + 3.73%, 04/01/2031 (Callable 04/01/2030) (a)	20,000,000	18,586,001
2.10% to 02/11/2031 then 1 yr. CMT Rate + 1.00%, 02/11/2032 (Callable 02/11/2031) (a)	43,570,000	34,919,111
3.09% to 05/14/2031 then SOFR + 1.73%, 05/14/2032 (Callable 05/14/2031) (a)	10,000,000	8,502,510
6.54% to 08/12/2032 then SOFR + 3.92%, 08/12/2033 (Callable 08/12/2032) (a)	6,000,000	6,325,921
UBS Group Funding Switzerland AG, 4.25%, 03/23/2028 (Callable 03/23/2027) (a)	17,150,000	16,545,063
UnitedHealth Group, Inc.
2.75%, 05/15/2040 (Callable 11/15/2039)	7,000,000	5,158,981
4.75%, 05/15/2052 (Callable 11/15/2051)	8,275,000	7,683,960
Wells Fargo & Co.
2.41% to 10/30/2024 then 3 mo. Term SOFR + 1.09%, 10/30/2025 (Callable 10/30/2024)	19,000,000	18,639,370
2.16% to 02/11/2025 then 3 mo. Term SOFR + 1.01%, 02/11/2026 (Callable 02/11/2025)	15,000,000	14,552,409
3.00%, 04/22/2026	3,000,000	2,870,088
3.91% to 04/25/2025 then SOFR + 1.32%, 04/25/2026 (Callable 04/25/2025)	5,000,000	4,907,810
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028 (Callable 06/02/2027)	64,086,000	58,684,275
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)	13,000,000	12,818,085
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)	30,225,000	30,591,701
3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033 (Callable 03/02/2032)	5,000,000	4,333,655
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034 (Callable 04/24/2033)	23,925,000	23,768,883
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034 (Callable 10/23/2033)	25,000,000	26,830,152
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035 (Callable 01/23/2034)	10,650,000	10,688,743
3.07% to 04/30/2040 then SOFR + 2.53%, 04/30/2041 (Callable 04/30/2040)	25,000,000	18,720,659
3.90%, 05/01/2045	5,000,000	4,086,214
5.01% to 04/04/2050 then 3 mo. Term SOFR + 4.50%, 04/04/2051 (Callable 04/04/2050)	7,000,000	6,584,785
Wells Fargo Bank NA, 5.85%, 02/01/2037	10,000,000	10,381,345
Western & Southern Financial Group, Inc., 5.75%, 07/15/2033 (a)	8,300,000	8,607,055
Westpac Banking Corp.
2.89% to 02/04/2025 then 5 yr. CMT Rate + 1.35%, 02/04/2030 (Callable 02/04/2025)	11,425,000	11,116,907
4.32% to 11/23/2026 then 5 Yr. Mid Swap Rate USD + 2.24%, 11/23/2031 (Callable 11/23/2026)	8,350,000	8,061,246
5.41% to 08/10/2032 then 1 yr. CMT Rate + 2.68%, 08/10/2033 (Callable 08/10/2032)	5,000,000	4,952,116
6.82%, 11/17/2033	4,350,000	4,732,912
4.11% to 07/24/2029 then 5 yr. CMT Rate + 2.00%, 07/24/2034 (Callable 07/24/2029)	10,000,000	9,242,278
2.67% to 11/15/2030 then 5 yr. CMT Rate + 1.75%, 11/15/2035 (Callable 11/15/2030)	13,600,000	11,228,420
4.42%, 07/24/2039	10,000,000	8,819,137
Willis North America, Inc.
4.65%, 06/15/2027 (Callable 05/15/2027)	8,525,000	8,390,072
2.95%, 09/15/2029 (Callable 06/15/2029)	7,500,000	6,724,079
5.35%, 05/15/2033 (Callable 02/15/2033)	11,425,000	11,367,171
5.05%, 09/15/2048 (Callable 03/15/2048)	10,200,000	9,235,724
5.90%, 03/05/2054 (Callable 09/05/2053)	23,750,000	24,075,350
		7,110,647,603
Industrials - 18.8%
AbbVie, Inc.
2.95%, 11/21/2026 (Callable 09/21/2026)	9,625,000	9,168,687
4.55%, 03/15/2035 (Callable 09/15/2034)	26,098,000	25,200,592
4.50%, 05/14/2035 (Callable 11/14/2034)	17,395,000	16,726,042
4.30%, 05/14/2036, (Acquired 05/09/2016; Cost $5,967,300) (Callable 11/14/2035) (d)	6,000,000	5,631,072
4.05%, 11/21/2039 (Callable 05/21/2039)	12,700,000	11,330,698
Adventist Health System
2.95%, 03/01/2029 (Callable 12/01/2028)	19,250,000	17,296,487
3.63%, 03/01/2049 (Callable 09/01/2048)	9,000,000	6,619,798
AGCO Corp., 5.80%, 03/21/2034 (Callable 12/21/2033)	13,500,000	13,668,566
Agilent Technologies, Inc., 2.10%, 06/04/2030 (Callable 03/04/2030)	14,000,000	11,835,630
Air Products and Chemicals, Inc., 2.70%, 05/15/2040 (Callable 11/15/2039)	10,425,000	7,616,928
Aker BP ASA
5.60%, 06/13/2028 (Callable 05/13/2028) (a)	15,500,000	15,713,105
6.00%, 06/13/2033 (Callable 03/13/2033) (a)	16,500,000	17,056,700
Alcon Finance Corp.
2.75%, 09/23/2026 (Callable 07/23/2026) (a)	14,770,000	13,936,844
3.80%, 09/23/2049 (Callable 03/23/2049) (a)	7,000,000	5,457,301
Allegion PLC, 3.50%, 10/01/2029 (Callable 07/01/2029)	21,494,000	19,828,670
Allegion US Holding Co., Inc.
3.20%, 10/01/2024 (Callable 08/01/2024)	29,750,000	29,349,601
3.55%, 10/01/2027 (Callable 07/01/2027)	11,975,000	11,426,343
5.41%, 07/01/2032 (Callable 04/01/2032)	12,675,000	12,711,875
Amgen, Inc.
3.15%, 02/21/2040 (Callable 08/21/2039)	13,350,000	10,257,932
4.40%, 05/01/2045 (Callable 11/01/2044)	12,300,000	10,679,271
4.20%, 02/22/2052 (Callable 08/22/2051)	4,000,000	3,284,444
5.65%, 03/02/2053 (Callable 09/02/2052)	36,925,000	37,700,329
Anglo American Capital PLC
4.88%, 05/14/2025 (a)	3,376,000	3,341,066
4.75%, 04/10/2027 (a)	10,000,000	9,802,422
4.50%, 03/15/2028 (Callable 12/15/2027) (a)	2,570,000	2,490,801
5.63%, 04/01/2030 (Callable 01/01/2030) (a)	10,439,000	10,582,346
2.63%, 09/10/2030 (Callable 06/10/2030) (a)	35,000,000	29,818,016
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/2046 (Callable 08/01/2045)	52,184,000	49,494,487
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029 (Callable 10/23/2028)	4,075,000	4,073,245
4.38%, 04/15/2038 (Callable 10/15/2037)	7,000,000	6,507,844
5.45%, 01/23/2039 (Callable 07/23/2038)	20,000,000	20,668,600
AP Moller - Maersk AS, 4.50%, 06/20/2029 (Callable 03/20/2029) (a)	8,000,000	7,821,078
Apple, Inc., 2.65%, 05/11/2050 (Callable 11/11/2049)	10,000,000	6,649,038
AptarGroup, Inc., 3.60%, 03/15/2032 (Callable 12/15/2031)	7,500,000	6,612,251
ArcelorMittal
4.55%, 03/11/2026	13,000,000	12,788,712
6.55%, 11/29/2027 (Callable 10/29/2027)	14,600,000	15,157,035
6.80%, 11/29/2032 (Callable 08/29/2032)	25,000,000	26,739,847
7.00%, 10/15/2039	15,906,000	17,323,137
Ashtead Capital, Inc.
4.00%, 05/01/2028 (Callable 04/12/2024) (a)	8,010,000	7,528,205
5.50%, 08/11/2032 (Callable 05/11/2032) (a)	38,369,000	37,526,439
5.55%, 05/30/2033 (Callable 02/28/2033) (a)	15,000,000	14,749,064
5.95%, 10/15/2033 (Callable 07/15/2033) (a)	10,000,000	10,122,194
5.80%, 04/15/2034 (Callable 01/15/2034) (a)	11,000,000	11,016,398
AT&T, Inc.
2.55%, 12/01/2033 (Callable 09/01/2033)	22,965,000	18,417,483
5.40%, 02/15/2034 (Callable 11/15/2033)	12,000,000	12,166,709
4.90%, 08/15/2037 (Callable 02/14/2037)	20,000,000	18,992,621
3.50%, 09/15/2053 (Callable 03/15/2053)	10,000,000	7,066,278
3.55%, 09/15/2055 (Callable 03/15/2055)	60,110,000	42,080,417
3.80%, 12/01/2057 (Callable 06/01/2057)	19,423,000	14,083,968
3.65%, 09/15/2059 (Callable 03/15/2059)	49,359,000	34,473,150
Bacardi Ltd. / Bacardi-Martini BV, 5.40%, 06/15/2033 (Callable 03/15/2033) (a)	15,000,000	14,879,824
BAE Systems PLC
1.90%, 02/15/2031 (Callable 11/15/2030) (a)	18,500,000	15,058,202
5.50%, 03/26/2054 (Callable 09/26/2053) (a)	7,200,000	7,274,762
Bayer US Finance II LLC
5.50%, 08/15/2025 (a)	14,400,000	14,287,685
4.25%, 12/15/2025 (Callable 10/15/2025) (a)	14,440,000	14,081,982
Bayer US Finance LLC, 6.25%, 01/21/2029 (Callable 12/21/2028) (a)	15,000,000	15,270,067
Bayport Polymers LLC, 4.74%, 04/14/2027 (Callable 03/14/2027) (a)	61,325,000	58,724,189
Becle SAB de, 2.50%, 10/14/2031 (Callable 07/14/2031) (a)	39,193,000	31,198,020
Becton Dickinson & Co., 4.88%, 05/15/2044 (Callable 11/15/2043)	6,815,000	5,927,730
Becton Dickinson and Co.
3.73%, 12/15/2024 (Callable 09/15/2024)	1,094,000	1,079,924
2.82%, 05/20/2030 (Callable 02/20/2030)	15,000,000	13,244,933
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033 (Callable 02/11/2033)	11,000,000	10,923,228
4.46%, 04/01/2048 (Callable 10/01/2047)	1,225,000	1,056,344
4.30%, 07/29/2049 (Callable 01/29/2049)	4,123,000	3,458,932
Berry Global, Inc., 5.50%, 04/15/2028 (Callable 03/15/2028)	19,345,000	19,500,849
Bimbo Bakeries USA, Inc., 4.00%, 05/17/2051 (Callable 11/17/2050) (a)	20,009,000	15,496,635
Boardwalk Pipelines LP
4.95%, 12/15/2024 (Callable 09/15/2024)	27,631,000	27,465,916
5.95%, 06/01/2026 (Callable 03/01/2026)	28,506,000	28,750,570
4.45%, 07/15/2027 (Callable 04/15/2027)	14,877,000	14,523,449
4.80%, 05/03/2029 (Callable 02/03/2029)	16,918,000	16,670,615
3.40%, 02/15/2031 (Callable 11/15/2030)	5,825,000	5,168,152
3.60%, 09/01/2032 (Callable 06/01/2032)	25,550,000	22,316,455
5.63%, 08/01/2034 (Callable 05/01/2034)	9,825,000	9,829,007
Boeing Co.
2.20%, 02/04/2026 (Callable 04/12/2024)	47,500,000	44,480,951
5.04%, 05/01/2027 (Callable 03/01/2027)	5,140,000	5,043,997
5.15%, 05/01/2030 (Callable 02/01/2030)	26,150,000	25,331,900
Bon Secours Mercy Health, Inc.
3.46%, 06/01/2030 (Callable 12/01/2029)	8,000,000	7,404,707
3.21%, 06/01/2050 (Callable 12/01/2049)	10,800,000	7,645,578
BP Capital Markets America, Inc.
4.81%, 02/13/2033 (Callable 11/13/2032)	7,600,000	7,504,612
4.89%, 09/11/2033 (Callable 06/11/2033)	8,350,000	8,289,873
Bristol-Myers Squibb Co., 3.70%, 03/15/2052 (Callable 09/15/2051)	10,000,000	7,691,121
British Telecommunications PLC, 9.63%, 12/15/2030	55,630,000	68,259,421
Broadcom, Inc.
3.15%, 11/15/2025 (Callable 10/15/2025)	23,600,000	22,830,289
4.00%, 04/15/2029 (Callable 02/15/2029) (a)	6,000,000	5,718,141
4.75%, 04/15/2029 (Callable 01/15/2029)	43,900,000	43,351,817
5.00%, 04/15/2030 (Callable 01/15/2030)	11,000,000	11,048,846
4.15%, 11/15/2030 (Callable 08/15/2030)	6,000,000	5,678,011
4.15%, 04/15/2032 (Callable 01/15/2032) (a)	18,000,000	16,710,095
3.47%, 04/15/2034 (Callable 01/15/2034) (a)	15,000,000	12,871,980
3.14%, 11/15/2035 (Callable 08/15/2035) (a)	12,000,000	9,695,576
3.50%, 02/15/2041 (Callable 08/15/2040) (a)	21,000,000	16,318,160
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029 (Callable 09/01/2029)	11,300,000	10,010,762
Brunswick Corp./DE, 5.85%, 03/18/2029 (Callable 02/18/2029)	20,000,000	20,208,932
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025 (Callable 07/17/2025)	10,000,000	9,473,474
3.25%, 08/15/2026 (Callable 05/15/2026)	11,550,000	11,045,736
Burlington Northern Santa Fe LLC, 4.15%, 04/01/2045 (Callable 10/01/2044)	3,000,000	2,563,502
Cameron LNG LLC, 3.30%, 01/15/2035 (Callable 09/15/2034) (a)	20,000,000	16,668,021
Canadian Natural Resources Ltd., 6.50%, 02/15/2037	982,000	1,037,568
Canadian Pacific Railway Co.
4.70%, 05/01/2048 (Callable 11/01/2047)	10,075,000	8,956,119
3.50%, 05/01/2050 (Callable 11/01/2049)	12,000,000	8,997,074
Cargill, Inc., 4.75%, 04/24/2033 (Callable 01/24/2033) (a)	10,200,000	9,977,683
Carlisle Cos., Inc.
3.50%, 12/01/2024 (Callable 10/01/2024)	5,000,000	4,921,100
2.75%, 03/01/2030 (Callable 12/01/2029)	16,000,000	14,076,080
Carrier Global Corp.
2.24%, 02/15/2025 (Callable 01/15/2025)	1,130,000	1,095,886
2.49%, 02/15/2027 (Callable 12/15/2026)	25,975,000	24,220,357
2.72%, 02/15/2030 (Callable 11/15/2029)	6,861,000	6,063,869
2.70%, 02/15/2031 (Callable 11/15/2030)	18,500,000	15,933,109
5.90%, 03/15/2034 (Callable 12/15/2033)	15,000,000	15,769,370
3.38%, 04/05/2040 (Callable 10/05/2039)	10,000,000	7,839,055
6.20%, 03/15/2054 (Callable 09/15/2053)	4,950,000	5,466,930
CBRE Services, Inc., 5.95%, 08/15/2034 (Callable 05/15/2034)	20,000,000	20,535,237
CCL Industries, Inc., 3.05%, 06/01/2030 (Callable 03/01/2030) (a)	20,000,000	17,360,366
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026 (Callable 11/01/2026)	9,000,000	8,358,831
Celanese US Holdings LLC
6.33%, 07/15/2029 (Callable 05/15/2029)	8,675,000	8,997,877
6.55%, 11/15/2030 (Callable 09/15/2030)	15,000,000	15,780,870
Cellnex Finance Co. SA, 3.88%, 07/07/2041 (Callable 04/07/2041) (a)	51,774,000	40,622,264
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/2027 (Callable 08/02/2027)	12,000,000	11,222,435
CF Industries, Inc., 5.15%, 03/15/2034	3,000,000	2,953,444
Charter Communications Operating LLC
4.91%, 07/23/2025 (Callable 04/23/2025)	54,750,000	54,091,298
3.75%, 02/15/2028 (Callable 11/15/2027)	5,000,000	4,633,866
5.05%, 03/30/2029 (Callable 12/30/2028)	36,857,000	35,534,709
6.65%, 02/01/2034 (Callable 11/01/2033)	14,575,000	14,958,765
6.38%, 10/23/2035 (Callable 04/23/2035)	40,506,000	40,075,911
3.50%, 06/01/2041 (Callable 12/01/2040)	22,225,000	14,944,217
4.40%, 12/01/2061 (Callable 06/01/2061)	24,375,000	15,927,638
Charter Communications Operating LLC / Charter Communications Operating Capital
2.30%, 02/01/2032 (Callable 11/01/2031)	15,525,000	11,977,859
3.50%, 03/01/2042 (Callable 09/01/2041)	11,050,000	7,387,657
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025 (Callable 04/04/2024)	5,646,000	5,647,743
Cheniere Energy Partners LP, 5.95%, 06/30/2033 (Callable 12/30/2032)	26,000,000	26,630,394
Church & Dwight Co., Inc., 5.00%, 06/15/2052 (Callable 12/15/2051)	6,725,000	6,356,345
Cia Cervecerias Unidas SA, 3.35%, 01/19/2032 (Callable 10/19/2031) (a)	25,000,000	21,229,750
Cigna Corp.
4.50%, 02/25/2026 (Callable 11/27/2025)	6,397,000	6,319,951
2.40%, 03/15/2030 (Callable 12/15/2029)	13,034,000	11,264,523
4.80%, 08/15/2038 (Callable 02/15/2038)	5,000,000	4,705,249
CNH Industrial Capital LLC, 1.88%, 01/15/2026 (Callable 12/15/2025)	20,000,000	18,811,292
CNH Industrial NV, 3.85%, 11/15/2027 (Callable 08/15/2027)	23,656,000	22,732,328
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025 (Callable 03/01/2025)	6,199,000	6,112,525
5.80%, 06/01/2045 (Callable 12/01/2044)	10,776,000	10,630,339
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (Callable 08/15/2033) (a)	17,300,000	17,936,458
6.50%, 08/15/2043 (Callable 02/15/2043) (a)	10,000,000	10,727,986
Comcast Corp.
3.30%, 04/01/2027 (Callable 02/01/2027)	9,125,000	8,734,358
3.20%, 07/15/2036 (Callable 01/15/2036)	6,000,000	4,932,684
3.97%, 11/01/2047 (Callable 05/01/2047)	8,622,000	6,934,077
5.35%, 05/15/2053 (Callable 11/15/2052)	19,000,000	18,876,580
2.99%, 11/01/2063 (Callable 05/01/2063)	14,646,000	9,013,899
CommonSpirit Health, 3.35%, 10/01/2029 (Callable 04/01/2029)	17,635,000	16,185,578
Conagra Brands, Inc.
7.13%, 10/01/2026	6,441,000	6,708,827
7.00%, 10/01/2028	4,300,000	4,630,615
5.30%, 11/01/2038 (Callable 05/01/2038)	5,000,000	4,757,094
Concentrix Corp., 6.60%, 08/02/2028 (Callable 07/02/2028)	25,000,000	25,279,383
Constellation Brands, Inc., 4.90%, 05/01/2033 (Callable 02/01/2033)	7,950,000	7,806,872
Corning, Inc., 4.38%, 11/15/2057 (Callable 05/15/2057)	9,000,000	7,451,276
Cox Communications, Inc.
3.85%, 02/01/2025 (Callable 11/01/2024) (a)	4,725,000	4,649,626
3.35%, 09/15/2026 (Callable 06/15/2026) (a)	25,300,000	24,210,407
5.70%, 06/15/2033 (Callable 03/15/2033) (a)	5,900,000	5,974,303
4.80%, 02/01/2035 (Callable 08/01/2034) (a)	14,000,000	13,006,081
3.60%, 06/15/2051 (Callable 12/15/2050) (a)	21,000,000	14,743,927
Crown Castle, Inc., 5.10%, 05/01/2033 (Callable 02/01/2033)	20,400,000	19,867,217
CSL Finance PLC, 4.05%, 04/27/2029 (Callable 02/27/2029) (a)	7,500,000	7,192,115
CSX Corp., 4.65%, 03/01/2068 (Callable 09/01/2067)	9,000,000	7,833,857
CVS Health Corp.
3.63%, 04/01/2027 (Callable 02/01/2027)	3,000,000	2,886,866
3.25%, 08/15/2029 (Callable 05/15/2029)	8,000,000	7,341,680
5.30%, 06/01/2033 (Callable 03/01/2033)	6,500,000	6,518,297
4.78%, 03/25/2038 (Callable 09/25/2037)	40,059,000	37,057,885
2.70%, 08/21/2040 (Callable 02/21/2040)	5,000,000	3,477,063
5.13%, 07/20/2045 (Callable 01/20/2045)	44,155,000	40,731,808
5.05%, 03/25/2048 (Callable 09/25/2047)	42,300,000	38,427,748
5.88%, 06/01/2053 (Callable 12/01/2052)	9,000,000	9,174,544
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (Callable 03/15/2026)	30,055,000	30,446,072
5.30%, 10/01/2029 (Callable 07/01/2029)	6,000,000	6,077,172
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 (Callable 03/01/2030)	27,000,000	23,945,851
Deutsche Telekom International Finance BV, 8.75%, 06/15/2030	8,661,000	10,247,499
Dignity Health, 5.27%, 11/01/2064	2,921,000	2,766,930
Dollar General Corp., 3.50%, 04/03/2030 (Callable 01/03/2030)	7,000,000	6,395,162
DuPont de Nemours, Inc.
4.49%, 11/15/2025 (Callable 09/15/2025)	10,000,000	9,868,733
5.32%, 11/15/2038 (Callable 05/15/2038)	29,000,000	28,948,127
DXC Technology Co.
1.80%, 09/15/2026 (Callable 08/15/2026)	29,000,000	26,459,961
2.38%, 09/15/2028 (Callable 07/15/2028)	79,050,000	68,707,779
Eagle Materials, Inc., 2.50%, 07/01/2031 (Callable 04/01/2031)	8,700,000	7,317,705
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/01/2043 (Callable 05/01/2043)	4,017,000	3,591,168
4.60%, 12/15/2044 (Callable 06/15/2044)	3,674,000	3,161,179
Eaton Corp., 4.70%, 08/23/2052 (Callable 02/23/2052)	6,325,000	5,908,830
Element Fleet Management Corp.
3.85%, 06/15/2025 (Callable 05/15/2025) (a)	18,492,000	18,057,213
6.27%, 06/26/2026 (Callable 05/26/2026) (a)	40,000,000	40,478,537
5.64%, 03/13/2027 (Callable 02/13/2027) (a)	10,000,000	10,030,552
6.32%, 12/04/2028 (Callable 11/04/2028) (a)	9,225,000	9,534,770
Enbridge Energy Partners LP
7.50%, 04/15/2038	4,500,000	5,268,331
7.38%, 10/15/2045 (Callable 04/15/2045)	20,000,000	23,490,194
Enbridge, Inc., 6.20%, 11/15/2030 (Callable 09/15/2030)	8,725,000	9,249,111
Energy Transfer LP
4.05%, 03/15/2025 (Callable 12/15/2024)	21,190,000	20,874,931
3.90%, 07/15/2026 (Callable 04/15/2026)	10,000,000	9,699,830
5.50%, 06/01/2027 (Callable 03/01/2027)	7,019,000	7,063,195
4.00%, 10/01/2027 (Callable 07/01/2027)	2,000,000	1,923,061
6.00%, 02/01/2029 (Callable 05/02/2024) (a)	44,900,000	45,298,289
5.25%, 04/15/2029 (Callable 01/15/2029)	22,666,000	22,696,371
3.75%, 05/15/2030 (Callable 02/15/2030)	2,775,000	2,559,577
7.38%, 02/01/2031 (Callable 02/01/2026) (a)	10,450,000	10,939,750
4.90%, 03/15/2035 (Callable 09/15/2034)	4,550,000	4,305,312
6.63%, 10/15/2036	15,094,000	16,045,824
5.80%, 06/15/2038 (Callable 12/15/2037)	9,539,000	9,498,130
7.50%, 07/01/2038	20,729,000	23,846,118
6.05%, 06/01/2041 (Callable 12/01/2040)	1,611,000	1,618,916
6.50%, 02/01/2042 (Callable 08/01/2041)	7,603,000	8,073,280
5.95%, 10/01/2043 (Callable 04/01/2043)	3,550,000	3,511,729
6.13%, 12/15/2045 (Callable 06/15/2045)	5,797,000	5,834,462
5.40%, 10/01/2047 (Callable 04/01/2047)	7,425,000	6,847,463
6.00%, 06/15/2048 (Callable 12/15/2047)	10,000,000	9,952,960
6.25%, 04/15/2049 (Callable 10/15/2048)	3,850,000	3,956,657
Eni SpA, 4.25%, 05/09/2029 (Callable 02/09/2029) (a)	18,250,000	17,661,396
Enterprise Products Operating LLC, 5.75%, 03/01/2035	4,930,000	5,002,662
EQT Corp.
5.70%, 04/01/2028 (Callable 03/01/2028)	10,000,000	10,094,300
7.00%, 02/01/2030 (Callable 11/01/2029)	5,493,000	5,831,874
EQT Midstream Partners LP
4.00%, 08/01/2024 (Callable 05/02/2024)	1,123,000	1,113,096
4.13%, 12/01/2026 (Callable 09/01/2026)	10,000,000	9,626,647
Equifax, Inc., 5.10%, 06/01/2028 (Callable 05/01/2028)	15,000,000	15,030,922
Equinix, Inc.
3.20%, 11/18/2029 (Callable 08/18/2029)	2,000,000	1,791,573
2.15%, 07/15/2030 (Callable 04/15/2030)	7,675,000	6,365,423
ERAC USA Finance LLC, 3.30%, 12/01/2026 (Callable 09/01/2026) (a)	20,225,000	19,276,349
FedEx Corp., 4.95%, 10/17/2048 (Callable 04/17/2048)	15,000,000	13,638,750
Ferguson Finance PLC
4.50%, 10/24/2028 (Callable 07/24/2028) (a)	43,025,000	42,130,785
3.25%, 06/02/2030 (Callable 03/02/2030) (a)	28,100,000	25,166,116
4.65%, 04/20/2032 (Callable 01/20/2032) (a)	28,125,000	26,861,061
Fidelity National Information Services, Inc.
5.10%, 07/15/2032 (Callable 04/15/2032)	4,500,000	4,511,018
3.10%, 03/01/2041 (Callable 09/01/2040)	7,100,000	5,176,123
4.50%, 08/15/2046 (Callable 02/15/2046)	23,740,000	19,814,174
Fiserv, Inc.
3.20%, 07/01/2026 (Callable 05/01/2026)	11,650,000	11,169,674
4.20%, 10/01/2028 (Callable 07/01/2028)	5,000,000	4,825,860
3.50%, 07/01/2029 (Callable 04/01/2029)	4,307,000	4,010,461
2.65%, 06/01/2030 (Callable 03/01/2030)	28,900,000	25,126,122
5.63%, 08/21/2033 (Callable 05/21/2033)	17,000,000	17,387,524
4.40%, 07/01/2049 (Callable 01/01/2049)	11,000,000	9,332,352
Flex Intermediate Holdco LLC, 3.36%, 06/30/2031 (Callable 12/30/2030) (a)	16,000,000	12,924,703
Flex Ltd.
3.75%, 02/01/2026 (Callable 01/01/2026)	15,000,000	14,548,926
6.00%, 01/15/2028 (Callable 12/15/2027)	20,000,000	20,357,354
4.88%, 06/15/2029 (Callable 03/15/2029)	30,627,000	30,029,298
4.88%, 05/12/2030 (Callable 02/12/2030)	21,830,000	21,254,189
FLIR Systems, Inc., 2.50%, 08/01/2030 (Callable 05/01/2030)	7,000,000	5,953,187
Florida Gas Transmission Co. LLC, 2.55%, 07/01/2030 (Callable 04/01/2030) (a)	18,500,000	15,840,242
Flowserve Corp., 2.80%, 01/15/2032 (Callable 10/15/2031)	9,625,000	7,920,272
FMC Corp., 3.20%, 10/01/2026 (Callable 08/01/2026)	5,000,000	4,726,818
Ford Motor Credit Co. LLC
3.66%, 09/08/2024	5,565,000	5,507,903
5.80%, 03/05/2027 (Callable 02/05/2027)	10,000,000	10,037,466
6.80%, 11/07/2028 (Callable 10/07/2028)	15,000,000	15,665,801
Fortune Brands Home & Security, Inc., 3.25%, 09/15/2029 (Callable 06/15/2029)	15,000,000	13,665,347
Fortune Brands Innovations, Inc., 5.88%, 06/01/2033 (Callable 03/01/2033)	24,000,000	24,499,801
Fox Corp., 6.50%, 10/13/2033 (Callable 07/13/2033)	7,000,000	7,422,476
Freeport-McMoRan, Inc.
4.25%, 03/01/2030 (Callable 03/01/2025)	8,000,000	7,579,412
4.63%, 08/01/2030 (Callable 08/01/2025)	5,000,000	4,803,501
5.45%, 03/15/2043 (Callable 09/15/2042)	21,975,000	21,031,692
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/2024 (Callable 07/17/2024) (a)	14,530,000	14,406,203
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/2026 (Callable 11/01/2026) (a)	4,200,000	3,799,075
3.75%, 06/15/2029 (Callable 03/15/2029) (a)	24,200,000	21,762,776
2.38%, 02/16/2031 (Callable 11/16/2030) (a)	25,000,000	19,726,058
3.00%, 12/01/2031 (Callable 09/01/2031) (a)	10,000,000	8,013,108
GE Capital Funding LLC, 4.55%, 05/15/2032 (Callable 02/15/2032)	10,716,000	10,395,673
General Motors Co., 6.13%, 10/01/2025 (Callable 09/01/2025)	21,479,000	21,656,422
General Motors Financial Co., Inc.
2.90%, 02/26/2025 (Callable 01/26/2025)	13,000,000	12,682,645
6.05%, 10/10/2025	22,125,000	22,294,812
1.25%, 01/08/2026 (Callable 12/08/2025)	19,000,000	17,683,671
5.40%, 04/06/2026	20,000,000	20,013,736
2.35%, 02/26/2027 (Callable 01/26/2027)	11,000,000	10,160,445
5.80%, 06/23/2028 (Callable 05/23/2028)	30,000,000	30,601,575
5.80%, 01/07/2029 (Callable 12/07/2028)	10,000,000	10,177,554
Genpact Luxembourg Sarl, 3.38%, 12/01/2024 (Callable 11/01/2024)	59,575,000	58,739,035
Genpact Luxembourg SARL, 1.75%, 04/10/2026 (Callable 03/10/2026)	25,000,000	23,202,717
Genuine Parts Co., 6.88%, 11/01/2033 (Callable 08/01/2033)	26,375,000	29,201,708
Gilead Sciences, Inc., 4.60%, 09/01/2035 (Callable 03/01/2035)	4,600,000	4,405,109
Glencore Finance (Canada) Ltd., 5.55%, 10/25/2042 (a)	5,000,000	4,825,368
Glencore Funding LLC
4.00%, 04/16/2025 (a)	4,450,000	4,377,163
4.00%, 03/27/2027 (Callable 12/27/2026) (a)	25,550,000	24,708,572
3.88%, 10/27/2027 (Callable 07/27/2027) (a)	2,000,000	1,907,792
4.88%, 03/12/2029 (Callable 12/12/2028) (a)	11,000,000	10,825,770
5.37%, 04/04/2029 (Callable 03/04/2029) (a)	17,200,000	17,243,344
2.50%, 09/01/2030 (Callable 06/01/2030) (a)	61,437,000	52,193,426
5.70%, 05/08/2033 (Callable 02/08/2033) (a)	20,000,000	20,348,332
3.88%, 04/27/2051 (Callable 10/27/2050) (a)	6,000,000	4,486,010
3.38%, 09/23/2051 (Callable 03/23/2051) (a)	6,000,000	4,112,966
Global Payments, Inc.
4.80%, 04/01/2026 (Callable 01/01/2026)	6,990,000	6,916,710
2.15%, 01/15/2027 (Callable 12/15/2026)	6,840,000	6,312,517
3.20%, 08/15/2029 (Callable 05/15/2029)	7,500,000	6,726,910
2.90%, 05/15/2030 (Callable 02/15/2030)	14,467,000	12,573,222
Grupo Bimbo SAB de CV
4.88%, 06/27/2044 (a)	8,250,000	7,526,371
4.70%, 11/10/2047 (Callable 05/10/2047) (a)	25,000,000	21,727,133
4.00%, 09/06/2049 (a)	7,300,000	5,729,233
Gulfstream Natural Gas System LLC, 4.60%, 09/15/2025 (Callable 06/15/2025) (a)	5,000,000	4,915,974
HCA, Inc.
4.50%, 02/15/2027 (Callable 08/15/2026)	15,000,000	14,711,384
4.13%, 06/15/2029 (Callable 03/15/2029)	15,000,000	14,199,186
3.50%, 09/01/2030 (Callable 03/01/2030)	14,405,000	13,032,260
3.63%, 03/15/2032 (Callable 12/15/2031)	16,000,000	14,176,036
4.63%, 03/15/2052 (Callable 09/15/2051)	20,000,000	16,750,871
5.90%, 06/01/2053 (Callable 12/01/2052)	8,275,000	8,328,146
6.00%, 04/01/2054 (Callable 10/01/2053)	13,925,000	14,154,723
HF Sinclair Corp., 4.50%, 10/01/2030 (Callable 07/01/2030)	8,000,000	7,500,220
HP, Inc., 3.00%, 06/17/2027 (Callable 04/17/2027)	35,000,000	32,878,832
Hubbell, Inc., 3.15%, 08/15/2027 (Callable 05/15/2027)	11,700,000	11,033,063
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028 (Callable 06/16/2028)	35,513,000	31,026,073
Hutchison Whampoa International Ltd., 3.63%, 10/31/2024 (a)	7,850,000	7,757,606
Hyundai Capital America
1.80%, 10/15/2025 (Callable 09/15/2025) (a)	3,000,000	2,835,733
1.30%, 01/08/2026 (Callable 12/08/2025) (a)	10,000,000	9,299,790
1.65%, 09/17/2026 (Callable 08/17/2026) (a)	22,550,000	20,634,171
5.68%, 06/26/2028 (Callable 05/26/2028) (a)	36,375,000	36,893,545
6.10%, 09/21/2028 (Callable 08/21/2028) (a)	40,000,000	41,225,444
Infor, Inc., 1.75%, 07/15/2025 (Callable 06/15/2025) (a)	17,375,000	16,451,903
Ingredion, Inc., 2.90%, 06/01/2030 (Callable 03/01/2030)	26,775,000	23,702,662
Intel Corp.
5.20%, 02/10/2033 (Callable 11/10/2032)	5,000,000	5,074,562
4.90%, 08/05/2052 (Callable 02/05/2052)	10,000,000	9,353,158
5.70%, 02/10/2053 (Callable 08/10/2052)	7,175,000	7,422,080
International Business Machines Corp., 4.15%, 05/15/2039	11,325,000	9,985,648
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (Callable 08/15/2027) (a)	10,000,000	8,869,085
IQVIA, Inc., 5.70%, 05/15/2028 (Callable 04/15/2028)	8,475,000	8,592,538
J M Smucker Co.
2.38%, 03/15/2030 (Callable 12/15/2029)	9,125,000	7,918,911
6.50%, 11/15/2053 (Callable 05/15/2053)	3,950,000	4,387,885
JAB Holdings BV
2.20%, 11/23/2030 (Callable 08/23/2030) (a)	6,326,000	5,071,845
4.50%, 04/08/2052 (Callable 10/08/2051) (a)	20,750,000	15,580,912
Jacobs Engineering Group, Inc.
6.35%, 08/18/2028 (Callable 07/18/2028)	21,000,000	21,714,399
5.90%, 03/01/2033 (Callable 12/01/2032)	16,784,000	17,003,554
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL, 6.75%, 03/15/2034 (Callable 12/15/2033) (a)	12,750,000	13,417,743
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.00%, 02/02/2029 (Callable 12/02/2028)	10,000,000	8,856,522
3.00%, 05/15/2032 (Callable 02/15/2032)	18,525,000	15,114,134
5.75%, 04/01/2033 (Callable 01/01/2033)	35,975,000	35,452,326
Johnson Controls International PLC
3.90%, 02/14/2026 (Callable 11/14/2025)	3,645,000	3,557,317
6.00%, 01/15/2036	892,000	944,090
4.50%, 02/15/2047 (Callable 08/15/2046)	4,400,000	3,797,481
4.95%, 07/02/2064 (Callable 01/02/2064) (e)	4,029,000	3,621,629
Jones Lang LaSalle, Inc., 6.88%, 12/01/2028 (Callable 11/01/2028)	8,000,000	8,474,811
Kellogg Co., 2.10%, 06/01/2030 (Callable 03/01/2030)	20,000,000	17,002,465
Keurig Dr Pepper, Inc., 3.95%, 04/15/2029 (Callable 02/15/2029)	17,650,000	16,868,047
Keysight Technologies, Inc., 4.60%, 04/06/2027 (Callable 01/06/2027)	36,562,000	35,995,242
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/2031 (Callable 04/01/2031) (a)	19,321,000	16,372,192
Kinder Morgan Energy Partners LP
7.30%, 08/15/2033	8,103,000	9,114,959
5.80%, 03/15/2035	2,150,000	2,185,560
6.50%, 02/01/2037	6,400,000	6,697,174
6.95%, 01/15/2038	14,008,000	15,346,230
6.50%, 09/01/2039	5,359,000	5,587,338
7.50%, 11/15/2040	7,917,000	9,013,185
Kinder Morgan, Inc.
8.05%, 10/15/2030	3,670,000	4,179,414
7.80%, 08/01/2031	16,745,000	18,946,511
7.75%, 01/15/2032	44,035,000	49,974,262
Kinross Gold Corp., 6.88%, 09/01/2041 (Callable 03/01/2041)	3,000,000	3,224,912
Kraft Heinz Foods Co.
3.00%, 06/01/2026 (Callable 03/01/2026)	9,249,000	8,854,348
5.00%, 07/15/2035 (Callable 01/15/2035)	10,613,000	10,455,998
7.13%, 08/01/2039 (a)	1,425,000	1,636,611
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 (Callable 09/15/2026)	17,000,000	15,584,566
2.70%, 10/15/2028 (Callable 08/15/2028)	50,000,000	44,322,364
L3Harris Technologies, Inc.
3.83%, 04/27/2025 (Callable 01/27/2025)	5,000,000	4,915,366
5.40%, 07/31/2033 (Callable 04/30/2033)	20,500,000	20,625,652
Lafarge SA, 7.13%, 07/15/2036	13,596,000	15,129,095
Leidos, Inc.
3.63%, 05/15/2025 (Callable 04/15/2025)	12,925,000	12,637,522
4.38%, 05/15/2030 (Callable 02/15/2030)	47,279,000	44,830,803
2.30%, 02/15/2031 (Callable 11/15/2030)	8,175,000	6,763,730
7.13%, 07/01/2032	5,000,000	5,402,610
5.75%, 03/15/2033 (Callable 12/15/2032)	23,000,000	23,588,702
LKQ Corp., 5.75%, 06/15/2028 (Callable 05/15/2028)	12,000,000	12,216,779
Lowe's Cos., Inc., 5.85%, 04/01/2063 (Callable 10/01/2062)	3,450,000	3,567,104
Lundin Energy Finance BV, 2.00%, 07/15/2026 (Callable 06/15/2026) (a)	11,348,000	10,490,397
LYB International Finance III LLC
2.25%, 10/01/2030 (Callable 07/01/2030)	5,925,000	4,995,762
5.50%, 03/01/2034 (Callable 12/01/2033)	15,000,000	15,018,199
Marathon Petroleum Corp., 4.75%, 09/15/2044 (Callable 03/15/2044)	1,500,000	1,336,241
Marriott International, Inc./MD
5.00%, 10/15/2027 (Callable 09/15/2027)	12,950,000	12,916,474
4.90%, 04/15/2029 (Callable 03/15/2029)	10,000,000	9,926,275
Marshfield Clinic Health System, Inc., 2.70%, 02/15/2030 (Callable 08/15/2029)	23,125,000	19,909,906
Martin Marietta Materials, Inc.
2.50%, 03/15/2030 (Callable 12/15/2029)	6,200,000	5,408,212
6.25%, 05/01/2037	893,000	930,695
Mercedes-Benz Finance North America LLC, 5.25%, 11/29/2027 (a)	8,225,000	8,315,085
Microsoft Corp.
2.92%, 03/17/2052 (Callable 09/17/2051)	3,125,000	2,210,999
3.95%, 08/08/2056 (Callable 02/08/2056)	9,903,000	8,451,861
2.68%, 06/01/2060 (Callable 12/01/2059)	2,097,000	1,353,473
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (Callable 01/01/2029) (a)	26,022,000	25,135,241
Mohawk Industries, Inc.
5.85%, 09/18/2028 (Callable 08/18/2028)	12,650,000	13,028,409
3.63%, 05/15/2030 (Callable 02/15/2030)	10,000,000	9,233,365
Molex Electronic Technologies LLC, 3.90%, 04/15/2025 (Callable 01/15/2025) (a)	9,365,000	9,150,995
Molson Coors Beverage Co., 3.00%, 07/15/2026 (Callable 04/15/2026)	9,889,000	9,441,020
Mosaic Co.
5.45%, 11/15/2033 (Callable 05/15/2033)	2,000,000	2,001,193
4.88%, 11/15/2041 (Callable 05/15/2041)	5,000,000	4,503,138
MPLX LP
4.00%, 02/15/2025 (Callable 11/15/2024)	6,000,000	5,914,291
4.88%, 06/01/2025 (Callable 03/01/2025)	18,665,000	18,512,776
1.75%, 03/01/2026 (Callable 02/01/2026)	17,125,000	16,007,165
4.13%, 03/01/2027 (Callable 12/01/2026)	11,700,000	11,406,978
2.65%, 08/15/2030 (Callable 05/15/2030)	22,125,000	19,010,567
5.00%, 03/01/2033 (Callable 12/01/2032)	10,000,000	9,711,528
4.50%, 04/15/2038 (Callable 10/15/2037)	8,725,000	7,749,152
Mylan, Inc.
4.55%, 04/15/2028 (Callable 01/15/2028)	16,705,000	16,146,149
5.20%, 04/15/2048 (Callable 10/15/2047)	9,000,000	7,454,672
Norfolk Southern Corp., 3.05%, 05/15/2050 (Callable 11/15/2049)	17,000,000	11,504,245
Nova Southeastern University, Inc., 4.81%, 04/01/2053	7,200,000	6,098,056
Nutrien Ltd., 4.20%, 04/01/2029 (Callable 01/01/2029)	7,000,000	6,762,870
nVent Finance Sarl
4.55%, 04/15/2028 (Callable 01/15/2028)	32,634,000	31,708,354
5.65%, 05/15/2033 (Callable 02/15/2033)	5,000,000	5,045,089
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.65%, 02/15/2032 (Callable 11/15/2031)	10,000,000	8,315,126
Occidental Petroleum Corp.
8.88%, 07/15/2030 (Callable 01/15/2030)	29,260,000	33,995,464
7.50%, 05/01/2031	28,703,000	31,954,418
7.88%, 09/15/2031	6,320,000	7,165,496
Ochsner LSU Health System of North Louisiana, 2.51%, 05/15/2031 (Callable 11/15/2030)	26,620,000	18,593,210
OCI NV, 6.70%, 03/16/2033 (Callable 12/16/2032) (a)	10,000,000	9,951,783
ONEOK, Inc.
3.20%, 03/15/2025 (Callable 12/15/2024)	5,000,000	4,874,842
3.95%, 03/01/2050 (Callable 09/01/2049)	5,100,000	3,766,827
Oracle Corp.
2.80%, 04/01/2027 (Callable 02/01/2027)	26,225,000	24,604,039
6.25%, 11/09/2032 (Callable 08/09/2032)	18,000,000	19,263,792
3.85%, 07/15/2036 (Callable 01/15/2036)	7,500,000	6,401,175
4.50%, 07/08/2044 (Callable 01/08/2044)	3,000,000	2,567,312
4.00%, 11/15/2047 (Callable 05/15/2047)	10,250,000	8,017,481
3.95%, 03/25/2051 (Callable 09/25/2050)	3,300,000	2,519,434
6.90%, 11/09/2052 (Callable 05/09/2052)	65,175,000	74,957,410
Orange SA, 9.00%, 03/01/2031	29,044,000	35,223,124
PeaceHealth Obligated Group, 3.22%, 11/15/2050 (Callable 05/15/2050)	7,200,000	4,954,326
Penske Truck Leasing Co. Lp / PTL Finance Corp.
2.70%, 11/01/2024 (Callable 10/01/2024) (a)	5,275,000	5,181,606
4.00%, 07/15/2025 (Callable 06/15/2025) (a)	31,150,000	30,509,127
5.88%, 11/15/2027 (Callable 10/15/2027) (a)	12,000,000	12,203,383
5.55%, 05/01/2028 (Callable 04/01/2028) (a)	24,065,000	24,334,015
6.05%, 08/01/2028 (Callable 07/01/2028) (a)	25,000,000	25,731,182
5.35%, 03/30/2029 (Callable 02/28/2029) (a)	7,500,000	7,509,173
3.35%, 11/01/2029 (Callable 08/01/2029) (a)	2,199,000	1,986,936
Perrigo Finance Unlimited Co.
4.38%, 03/15/2026 (Callable 12/15/2025)	4,875,000	4,738,580
4.65%, 06/15/2030 (Callable 03/15/2030)	10,000,000	9,192,821
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053 (Callable 11/19/2052)	18,650,000	18,590,033
Phillips 66 Co.
3.55%, 10/01/2026 (Callable 07/01/2026)	7,000,000	6,762,583
3.15%, 12/15/2029 (Callable 09/15/2029)	12,000,000	10,900,701
2.15%, 12/15/2030 (Callable 09/15/2030)	12,000,000	10,077,704
5.88%, 05/01/2042	6,000,000	6,308,424
4.88%, 11/15/2044 (Callable 05/15/2044)	26,130,000	24,404,571
Pilgrim's Pride Corp.
6.25%, 07/01/2033 (Callable 04/01/2033)	39,117,000	39,978,513
6.88%, 05/15/2034 (Callable 02/15/2034)	18,000,000	19,170,072
Plains All American Pipeline LP / PAA Finance Corp., 3.55%, 12/15/2029 (Callable 09/15/2029)	10,000,000	9,177,698
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	33,267,000	30,468,610
Quanta Services, Inc., 2.90%, 10/01/2030 (Callable 07/01/2030)	8,275,000	7,240,644
Regal Rexnord Corp.
6.30%, 02/15/2030 (Callable 12/15/2029) (a)	5,000,000	5,120,816
6.40%, 04/15/2033 (Callable 01/15/2033) (a)	15,129,000	15,697,952
Reliance Industries Ltd., 2.88%, 01/12/2032 (a)	26,000,000	22,106,574
Reliance Steel & Aluminum Co.
2.15%, 08/15/2030 (Callable 05/15/2030)	10,000,000	8,385,387
6.85%, 11/15/2036	6,100,000	6,690,003
Republic Services, Inc., 5.00%, 04/01/2034 (Callable 01/01/2034)	10,000,000	9,939,437
Revvity, Inc.
3.30%, 09/15/2029 (Callable 06/15/2029)	24,200,000	21,977,920
3.63%, 03/15/2051 (Callable 09/15/2050)	12,000,000	8,419,945
Rio Tinto Alcan, Inc., 5.75%, 06/01/2035	446,000	468,091
Roche Holdings, Inc., 2.61%, 12/13/2051 (Callable 06/13/2051) (a)	7,000,000	4,465,831
Rogers Communications, Inc.
3.80%, 03/15/2032 (Callable 12/15/2031)	13,000,000	11,691,085
4.50%, 03/15/2042 (Callable 09/15/2041)	8,750,000	7,604,546
5.45%, 10/01/2043 (Callable 04/01/2043)	16,560,000	15,998,792
RPM International, Inc., 2.95%, 01/15/2032 (Callable 10/15/2031)	7,350,000	6,221,739
RTX Corp.
3.50%, 03/15/2027 (Callable 12/15/2026)	9,578,000	9,207,295
2.25%, 07/01/2030 (Callable 04/01/2030)	24,375,000	20,828,460
4.35%, 04/15/2047 (Callable 10/15/2046)	9,175,000	7,816,950
3.13%, 07/01/2050 (Callable 01/01/2050)	6,000,000	4,104,043
Ryder System, Inc.
5.65%, 03/01/2028 (Callable 02/01/2028)	14,110,000	14,387,193
5.25%, 06/01/2028 (Callable 05/01/2028)	12,000,000	12,060,284
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025 (Callable 12/01/2024)	32,000,000	31,964,440
5.88%, 06/30/2026 (Callable 12/31/2025)	60,000,000	60,496,654
4.50%, 05/15/2030 (Callable 11/15/2029)	43,842,000	42,194,100
5.90%, 09/15/2037 (Callable 03/15/2037)	10,000,000	10,392,506
Samarco Mineracao SA, 9.50% (9.00% PIK), 06/30/2031 (Callable 04/17/2024) (a)	4,835,171	4,363,851
Santos Finance Ltd.
3.65%, 04/29/2031 (Callable 01/29/2031) (a)	9,000,000	7,847,348
6.88%, 09/19/2033 (Callable 06/19/2033) (a)	19,600,000	20,730,704
Shell International Finance BV, 4.13%, 05/11/2035	10,000,000	9,367,520
SK Hynix, Inc., 1.50%, 01/19/2026 (a)	21,852,000	20,356,004
SK Telecom Co. Ltd., 6.63%, 07/20/2027 (a)	1,339,000	1,395,226
Smith & Nephew PLC
2.03%, 10/14/2030 (Callable 07/14/2030)	27,625,000	22,809,573
5.40%, 03/20/2034 (Callable 12/20/2033)	15,000,000	14,946,368
Smithfield Foods, Inc.
3.00%, 10/15/2030 (Callable 07/15/2030) (a)	10,000,000	8,283,431
2.63%, 09/13/2031 (Callable 06/13/2031) (a)	20,000,000	15,676,363
Sodexo, Inc., 1.63%, 04/16/2026 (Callable 03/16/2026) (a)	7,000,000	6,491,657
Solventum Corp., 5.90%, 04/30/2054 (Callable 10/30/2053) (a)	15,000,000	14,991,701
Southern Copper Corp., 7.50%, 07/27/2035	5,000,000	5,782,620
Spectra Energy Partners LP, 4.50%, 03/15/2045 (Callable 09/15/2044)	12,000,000	10,163,038
Stanley Black & Decker, Inc., 6.00%, 03/06/2028 (Callable 02/06/2028)	2,852,000	2,941,609
Steel Dynamics, Inc.
2.40%, 06/15/2025 (Callable 05/15/2025)	5,000,000	4,815,350
3.25%, 01/15/2031 (Callable 10/15/2030)	7,000,000	6,235,247
Stellantis Finance US, Inc., 1.71%, 01/29/2027 (Callable 12/29/2026) (a)	13,750,000	12,531,218
STERIS Irish FinCo Unlimited Co., 3.75%, 03/15/2051 (Callable 09/15/2050)	7,500,000	5,596,298
Suntory Holdings Ltd., 2.25%, 10/16/2024 (Callable 09/16/2024) (a)	8,500,000	8,336,105
Synnex Corp., 1.75%, 08/09/2026 (Callable 07/09/2026)	34,843,000	31,862,793
Sysco Corp.
3.30%, 07/15/2026 (Callable 04/15/2026)	11,550,000	11,094,435
5.95%, 04/01/2030 (Callable 01/01/2030)	4,000,000	4,172,680
6.60%, 04/01/2050 (Callable 10/01/2049)	12,455,000	14,229,220
Takeda Pharmaceutical Co. Ltd., 3.18%, 07/09/2050 (Callable 01/09/2050)	10,000,000	6,986,715
Targa Resources Corp.
5.20%, 07/01/2027 (Callable 06/01/2027)	15,000,000	14,984,536
6.13%, 03/15/2033 (Callable 12/15/2032)	22,200,000	23,172,275
TC PipeLines LP
4.38%, 03/13/2025 (Callable 12/13/2024)	31,115,000	30,714,899
3.90%, 05/25/2027 (Callable 02/25/2027)	30,327,000	29,020,151
Telecom Italia Capital SA, 7.20%, 07/18/2036	5,475,000	5,343,455
Telefonica Emisiones SA
4.67%, 03/06/2038	10,760,000	9,785,205
5.21%, 03/08/2047	33,100,000	30,497,482
4.90%, 03/06/2048	29,050,000	25,581,040
5.52%, 03/01/2049 (Callable 09/01/2048)	3,775,000	3,626,820
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	15,000,000	14,017,994
Textron, Inc., 3.00%, 06/01/2030 (Callable 03/01/2030)	19,675,000	17,370,482
Time Warner Cable LLC
6.55%, 05/01/2037	893,000	845,339
6.75%, 06/15/2039	2,767,000	2,640,532
Timken Co.
3.88%, 09/01/2024 (Callable 06/01/2024)	11,255,000	11,177,546
4.50%, 12/15/2028 (Callable 09/15/2028)	6,550,000	6,422,726
4.13%, 04/01/2032 (Callable 01/01/2032)	9,185,000	8,414,513
T-Mobile USA, Inc.
3.38%, 04/15/2029 (Callable 04/15/2024)	10,350,000	9,557,426
3.88%, 04/15/2030 (Callable 01/15/2030)	119,330,000	111,764,303
2.55%, 02/15/2031 (Callable 11/15/2030)	20,000,000	17,042,373
3.50%, 04/15/2031 (Callable 04/15/2026)	7,000,000	6,318,136
4.38%, 04/15/2040 (Callable 10/15/2039)	24,900,000	22,151,316
5.65%, 01/15/2053 (Callable 07/15/2052)	13,000,000	13,268,855
3.60%, 11/15/2060 (Callable 05/15/2060)	19,500,000	13,696,386
Trane Technologies Financing Ltd., 5.25%, 03/03/2033 (Callable 12/03/2032)	11,625,000	11,808,613
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	8,400,000	8,783,485
7.63%, 01/15/2039	21,077,000	25,003,200
Transcontinental Gas Pipe Line Co. LLC
7.25%, 12/01/2026	3,500,000	3,639,462
4.60%, 03/15/2048 (Callable 09/15/2047)	5,150,000	4,547,504
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026) (a)	20,000,000	18,433,156
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032 (Callable 12/15/2031)	10,000,000	8,040,992
TTX Co.
3.90%, 02/01/2045 (Callable 08/01/2044) (a)	13,250,000	10,669,296
4.60%, 02/01/2049 (Callable 08/01/2048) (a)	8,325,000	7,539,843
Tyson Foods, Inc., 5.10%, 09/28/2048 (Callable 03/28/2048)	10,000,000	9,022,043
United Rentals North America, Inc., 6.00%, 12/15/2029 (Callable 12/15/2025) (a)	15,000,000	15,101,040
Universal Health Services, Inc.
1.65%, 09/01/2026 (Callable 08/01/2026)	24,000,000	21,878,797
2.65%, 10/15/2030 (Callable 07/15/2030)	10,000,000	8,480,837
UPMC
3.60%, 04/03/2025	45,000,000	44,198,327
5.04%, 05/15/2033 (Callable 02/15/2033)	9,275,000	9,238,869
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026 (Callable 03/15/2026)	37,757,000	36,491,159
Vale Overseas Ltd.
3.75%, 07/08/2030 (Callable 04/08/2030)	28,721,000	25,817,834
6.13%, 06/12/2033 (Callable 03/12/2033)	42,450,000	42,882,226
8.25%, 01/17/2034	13,526,000	15,926,121
6.88%, 11/21/2036	45,171,000	48,280,481
6.88%, 11/10/2039	16,643,000	17,793,015
Valero Energy Corp.
2.15%, 09/15/2027 (Callable 07/15/2027)	14,150,000	12,909,237
4.00%, 04/01/2029 (Callable 01/01/2029)	15,475,000	14,850,935
6.63%, 06/15/2037	2,100,000	2,290,781
Var Energi ASA
5.00%, 05/18/2027 (Callable 04/18/2027) (a)	23,850,000	23,310,849
7.50%, 01/15/2028 (Callable 12/15/2027) (a)	65,430,000	69,203,744
8.00%, 11/15/2032 (Callable 08/15/2032) (a)	15,000,000	16,790,400
Verizon Communications, Inc.
3.00%, 03/22/2027 (Callable 01/22/2027)	5,000,000	4,740,177
4.33%, 09/21/2028	3,077,000	3,010,429
2.55%, 03/21/2031 (Callable 12/21/2030)	4,430,000	3,787,203
4.50%, 08/10/2033	16,325,000	15,621,741
4.27%, 01/15/2036	17,148,000	15,774,487
5.25%, 03/16/2037	28,793,000	29,149,320
4.81%, 03/15/2039	36,839,000	34,835,534
2.65%, 11/20/2040 (Callable 05/20/2040)	10,000,000	7,051,396
3.40%, 03/22/2041 (Callable 09/22/2040)	3,850,000	3,014,594
4.86%, 08/21/2046	2,500,000	2,352,267
5.50%, 03/16/2047	5,650,000	5,815,520
3.70%, 03/22/2061 (Callable 09/22/2060)	26,725,000	19,585,828
Viatris, Inc.
3.85%, 06/22/2040 (Callable 12/22/2039)	13,083,000	9,670,590
4.00%, 06/22/2050 (Callable 12/22/2049)	40,600,000	28,015,673
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)	20,000,000	19,497,572
Viterra Finance BV
2.00%, 04/21/2026 (Callable 03/21/2026) (a)	23,641,000	21,962,287
4.90%, 04/21/2027 (Callable 03/21/2027) (a)	45,000,000	44,214,762
3.20%, 04/21/2031 (Callable 01/21/2031) (a)	80,020,000	69,325,482
5.25%, 04/21/2032 (Callable 01/21/2032) (a)	16,631,000	16,399,037
VMware, Inc., 1.40%, 08/15/2026 (Callable 07/15/2026)	18,850,000	17,221,085
Vodafone Group PLC
7.88%, 02/15/2030	3,100,000	3,536,066
5.00%, 05/30/2038	6,800,000	6,664,274
4.38%, 02/19/2043	15,554,000	13,459,164
5.63%, 02/10/2053 (Callable 08/10/2052)	10,000,000	9,953,568
5.75%, 02/10/2063 (Callable 08/10/2062)	5,000,000	5,051,385
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025 (a)	10,000,000	9,762,447
1.25%, 11/24/2025 (Callable 10/24/2025) (a)	30,000,000	28,036,645
6.20%, 11/16/2028 (Callable 10/16/2028) (a)	30,000,000	31,195,655
Vontier Corp.
2.40%, 04/01/2028 (Callable 02/01/2028)	4,921,000	4,363,598
2.95%, 04/01/2031 (Callable 01/01/2031)	1,733,000	1,449,344
Vulcan Materials Co., 4.70%, 03/01/2048 (Callable 09/01/2047)	3,446,000	3,092,062
Wabtec Corp.
3.45%, 11/15/2026 (Callable 08/15/2026)	28,315,000	27,085,012
4.70%, 09/15/2028 (Callable 06/15/2028)	4,739,000	4,662,109
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026 (Callable 03/01/2026)	2,080,000	1,982,687
3.20%, 04/15/2030 (Callable 01/15/2030)	13,575,000	11,805,211
4.80%, 11/18/2044 (Callable 05/18/2044)	5,145,000	4,316,354
4.65%, 06/01/2046 (Callable 12/01/2045)	4,000,000	3,385,880
Walmart, Inc., 4.50%, 04/15/2053 (Callable 10/15/2052)	13,925,000	12,897,333
Warnermedia Holdings, Inc.
6.41%, 03/15/2026 (Callable 04/12/2024)	7,000,000	7,000,132
4.05%, 03/15/2029 (Callable 01/15/2029)	5,000,000	4,680,750
4.28%, 03/15/2032 (Callable 12/15/2031)	68,000,000	60,745,079
5.05%, 03/15/2042 (Callable 09/15/2041)	9,000,000	7,737,043
5.14%, 03/15/2052 (Callable 09/15/2051)	5,000,000	4,152,264
Weir Group PLC/The, 2.20%, 05/13/2026 (Callable 04/13/2026) (a)	38,555,000	35,797,403
Western Digital Corp., 4.75%, 02/15/2026 (Callable 11/15/2025)	4,000,000	3,909,563
Western Gas Partners LP, 3.95%, 06/01/2025 (Callable 03/01/2025)	8,000,000	7,836,759
Western Midstream Operating LP
3.10%, 02/01/2025 (Callable 01/01/2025)	20,000,000	19,569,478
4.05%, 02/01/2030 (Callable 11/01/2029)	10,500,000	9,777,616
6.15%, 04/01/2033 (Callable 01/01/2033)	4,550,000	4,666,721
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/2025 (Callable 05/15/2025)	10,295,000	9,999,034
WestRock MWV LLC, 8.20%, 01/15/2030	7,963,000	9,096,391
Williams Cos., Inc.
7.75%, 06/15/2031	3,400,000	3,765,957
8.75%, 03/15/2032	5,750,000	6,914,164
6.30%, 04/15/2040	8,142,000	8,601,646
4.85%, 03/01/2048 (Callable 09/01/2047)	7,000,000	6,250,733
Woodside Finance Ltd.
3.65%, 03/05/2025 (Callable 12/05/2024) (a)	12,300,000	12,067,173
4.50%, 03/04/2029 (Callable 12/04/2028) (a)	42,480,000	40,959,402
WRKCo, Inc., 3.00%, 09/15/2024 (Callable 07/15/2024)	14,895,000	14,707,443
Yara International ASA, 3.80%, 06/06/2026 (Callable 03/06/2026) (a)	23,500,000	22,603,819
Zimmer Biomet Holdings, Inc., 5.75%, 11/30/2039	11,967,000	12,050,937
		8,578,886,172
Utilities - 1.4%
Ameren Corp., 3.50%, 01/15/2031 (Callable 10/15/2030)	20,000,000	18,081,307
American Electric Power Co., Inc., 3.25%, 03/01/2050 (Callable 09/01/2049)	10,175,000	7,035,523
Avangrid, Inc., 3.20%, 04/15/2025 (Callable 03/15/2025)	14,000,000	13,641,289
Berkshire Hathaway Energy Co.
3.70%, 07/15/2030 (Callable 04/15/2030)	18,425,000	17,257,485
2.85%, 05/15/2051 (Callable 11/15/2050)	13,675,000	8,827,359
4.60%, 05/01/2053 (Callable 11/01/2052)	21,825,000	18,943,842
Commonwealth Edison Co., 3.85%, 03/15/2052 (Callable 09/15/2051)	6,050,000	4,702,691
Constellation Energy Generation LLC
5.60%, 03/01/2028 (Callable 02/01/2028)	12,600,000	12,841,879
5.80%, 03/01/2033 (Callable 12/01/2032)	5,000,000	5,157,225
Consumers Energy Co., 3.50%, 08/01/2051 (Callable 02/01/2051)	9,400,000	7,077,909
Dominion Energy, Inc., 3.38%, 04/01/2030 (Callable 01/01/2030)	10,000,000	9,091,544
DTE Electric Company, 5.40%, 04/01/2053 (Callable 10/01/2052)	9,375,000	9,467,406
DTE Energy Co., 5.10%, 03/01/2029 (Callable 02/01/2029)	12,500,000	12,449,875
DTE Energy Company, 4.88%, 06/01/2028 (Callable 05/01/2028)	19,000,000	18,794,202
Duke Energy Corp.
2.65%, 09/01/2026 (Callable 06/01/2026)	10,000,000	9,437,784
6.10%, 09/15/2053 (Callable 03/15/2053)	13,600,000	14,397,785
Duke Energy Indiana LLC, 5.40%, 04/01/2053 (Callable 10/01/2052)	7,000,000	6,880,147
Duke Energy Ohio, Inc., 5.25%, 04/01/2033 (Callable 01/01/2033)	5,000,000	5,057,583
Duke Energy Progress LLC, 4.00%, 04/01/2052 (Callable 10/01/2051)	9,600,000	7,626,648
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (Callable 05/01/2027) (a)	5,000,000	4,691,651
2.53%, 10/01/2030 (Callable 07/01/2030) (a)	2,550,000	2,111,885
2.78%, 01/07/2032 (Callable 10/07/2031) (a)	2,810,000	2,295,797
Enel Finance International NV
3.50%, 04/06/2028 (a)	8,000,000	7,544,476
6.80%, 09/15/2037 (a)	8,440,000	9,160,926
4.75%, 05/25/2047 (a)	66,700,000	57,093,522
Entergy Corp., 2.95%, 09/01/2026 (Callable 06/01/2026)	13,075,000	12,424,870
Essential Utilities, Inc., 2.70%, 04/15/2030 (Callable 01/15/2030)	14,100,000	12,183,631
Evergy, Inc., 2.45%, 09/15/2024 (Callable 08/15/2024)	6,675,000	6,571,009
Eversource Energy, 1.65%, 08/15/2030 (Callable 05/15/2030)	9,925,000	7,984,737
Exelon Corp.
4.05%, 04/15/2030 (Callable 01/15/2030)	8,900,000	8,400,916
4.95%, 06/15/2035 (Callable 12/15/2034)	3,500,000	3,304,777
4.10%, 03/15/2052 (Callable 09/15/2051)	5,000,000	3,985,390
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026) (a)	28,100,000	26,375,165
FirstEnergy Corp.
2.25%, 09/01/2030 (Callable 06/01/2030)	4,300,000	3,578,842
3.40%, 03/01/2050 (Callable 09/01/2049)	15,000,000	10,347,245
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 (Callable 03/01/2028) (a)	8,125,000	8,138,803
FirstEnergy Transmission LLC, 2.87%, 09/15/2028 (Callable 07/15/2028) (a)	10,000,000	9,118,998
Interstate Power and Light Co., 2.30%, 06/01/2030 (Callable 03/01/2030)	9,350,000	7,952,304
ITC Holdings Corp.
3.35%, 11/15/2027 (Callable 08/15/2027)	25,581,000	24,149,319
2.95%, 05/14/2030 (Callable 02/14/2030) (a)	10,000,000	8,817,981
KeySpan Corp., 8.00%, 11/15/2030	6,500,000	7,314,059
Liberty Utilities Co., 5.58%, 01/31/2029 (Callable 12/31/2028) (a)	11,350,000	11,419,571
Liberty Utilities Finance GP 1, 2.05%, 09/15/2030 (Callable 06/15/2030) (a)	10,000,000	8,104,568
Massachusetts Electric Co., 5.87%, 02/26/2054 (Callable 08/26/2053) (a)	10,000,000	10,209,988
MidAmerican Energy Co., 5.85%, 09/15/2054 (Callable 03/15/2054)	9,850,000	10,514,539
National Grid PLC, 5.60%, 06/12/2028 (Callable 05/12/2028)	10,000,000	10,184,719
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/2032	4,659,000	5,454,582
Niagara Mohawk Power Corp., 5.66%, 01/17/2054 (Callable 07/17/2053) (a)	7,000,000	6,976,512
NiSource, Inc.
3.60%, 05/01/2030 (Callable 02/01/2030)	6,835,000	6,299,400
5.40%, 06/30/2033 (Callable 03/30/2033)	13,475,000	13,597,587
5.25%, 02/15/2043 (Callable 08/15/2042)	5,779,000	5,469,504
3.95%, 03/30/2048 (Callable 09/30/2047)	11,750,000	9,178,193
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053 (Callable 10/01/2052)	5,550,000	5,555,944
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/2030 (Callable 02/15/2030)	9,500,000	8,437,251
Southern Co.
5.70%, 10/15/2032 (Callable 04/15/2032)	7,000,000	7,221,798
4.25%, 07/01/2036 (Callable 01/01/2036)	5,525,000	4,926,306
Southern Co. Gas Capital Corp.
5.15%, 09/15/2032 (Callable 03/15/2032)	16,425,000	16,476,675
3.15%, 09/30/2051 (Callable 03/30/2051)	7,850,000	5,108,538
Tucson Electric Power Co., 5.50%, 04/15/2053 (Callable 10/15/2052)	5,400,000	5,351,962
Xcel Energy, Inc., 3.40%, 06/01/2030 (Callable 12/01/2029)	15,000,000	13,387,152
		614,190,575
TOTAL CORPORATE BONDS (Cost $17,430,720,934)		16,303,724,350

U.S. TREASURY OBLIGATIONS - 27.9%	Par	Value
United States Treasury Note/Bond
4.50%, 07/15/2026	175,000,000	174,788,086
4.38%, 08/15/2026	658,825,000	656,483,081
1.13%, 10/31/2026	2,000,650,000	1,838,097,187
4.63%, 11/15/2026	139,150,000	139,644,635
4.00%, 01/15/2027	200,000,000	197,695,312
4.13%, 02/15/2027	434,475,000	430,978,832
1.13%, 08/31/2028	419,550,000	367,073,475
2.38%, 03/31/2029	1,155,400,000	1,059,537,906
2.75%, 05/31/2029	115,000,000	107,188,086
3.88%, 12/31/2029	644,650,000	633,343,445
4.13%, 08/31/2030	757,725,000	753,403,603
4.00%, 01/31/2031	271,625,000	268,272,129
1.25%, 08/15/2031	5,100,000	4,157,496
3.50%, 02/15/2033	806,000,000	763,999,840
1.38%, 11/15/2040	1,018,650,000	656,233,430
2.25%, 05/15/2041	396,825,000	293,681,500
2.38%, 02/15/2042	964,450,000	718,515,250
3.38%, 08/15/2042	603,200,000	521,815,122
2.88%, 05/15/2043	1,045,495,000	832,067,002
2.50%, 02/15/2045	1,580,750,000	1,157,775,886
2.88%, 05/15/2049	40,000,000	30,482,812
1.25%, 05/15/2050	110,850,000	56,823,616
1.38%, 08/15/2050	292,350,000	154,728,521
2.38%, 05/15/2051	160,500,000	109,177,618
2.88%, 05/15/2052	1,012,950,000	767,942,719
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,906,947,405)		12,693,906,589

RESIDENTIAL MORTGAGE-BACKED SECURITY - U.S. GOVERNMENT AGENCY ISSUES - 21.8%	Par	Value
Federal Home Loan Mortgage Corp.
Pool A89870, 4.50%, 11/01/2039	1,334,151	1,311,255
Pool A90316, 4.50%, 12/01/2039	6,291,324	6,183,350
Pool A91387, 5.00%, 03/01/2040	276,480	276,463
Pool A93996, 4.50%, 09/01/2040	912,093	896,438
Pool A96413, 4.00%, 01/01/2041	8,578,653	8,146,688
Pool A97620, 4.50%, 03/01/2041	643,814	632,762
Pool C00785, 6.50%, 06/01/2029	32,965	33,727
Pool C03490, 4.50%, 08/01/2040	218,355	214,608
Pool C03829, 4.00%, 03/01/2042	2,668,252	2,533,885
Pool C09004, 3.50%, 07/01/2042	3,540,000	3,265,220
Pool C09013, 3.00%, 09/01/2042	7,836,799	7,017,899
Pool C09015, 3.00%, 10/01/2042	2,151,412	1,925,483
Pool C09028, 3.50%, 01/01/2043	7,374,614	6,790,516
Pool C91430, 3.00%, 03/01/2032	874,100	823,862
Pool C91484, 3.00%, 08/01/2032	5,759,540	5,417,340
Pool C91557, 3.00%, 09/01/2032	38,621,223	36,276,678
Pool C91619, 3.00%, 04/01/2033	789,128	738,871
Pool C91922, 3.50%, 03/01/2037	2,579,950	2,433,767
Pool C91923, 4.00%, 03/01/2037	1,438,332	1,387,524
Pool G01916, 5.00%, 09/01/2035	3,621,819	3,648,310
Pool G04834, 5.00%, 03/01/2036	1,487,713	1,498,593
Pool G05364, 5.00%, 08/01/2033	1,713,804	1,726,301
Pool G06959, 3.50%, 10/01/2041	2,742,267	2,537,159
Pool G07304, 3.50%, 12/01/2042	4,090,751	3,774,002
Pool G07477, 4.00%, 01/01/2041	4,380,775	4,160,194
Pool G07530, 3.50%, 05/01/2043	4,969,848	4,590,752
Pool G07801, 4.00%, 10/01/2044	3,527,707	3,349,907
Pool G07849, 3.50%, 05/01/2044	17,492,754	16,111,241
Pool G07995, 5.50%, 01/01/2039	3,831,041	3,917,892
Pool G08105, 5.50%, 01/01/2036	61,592	62,991
Pool G08168, 6.00%, 12/01/2036	57,222	59,385
Pool G08269, 5.50%, 05/01/2038	173,664	177,621
Pool G08372, 4.50%, 11/01/2039	1,098,850	1,079,991
Pool G08518, 3.00%, 02/01/2043	1,212,456	1,085,118
Pool G08528, 3.00%, 04/01/2043	3,107,302	2,780,943
Pool G08534, 3.00%, 06/01/2043	26,388,670	23,616,953
Pool G08540, 3.00%, 08/01/2043	2,066,562	1,849,496
Pool G08577, 4.00%, 03/01/2044	1,548,745	1,470,691
Pool G08595, 4.00%, 07/01/2044	1,189,762	1,129,795
Pool G08609, 3.50%, 10/01/2044	19,999,990	18,345,544
Pool G08622, 3.00%, 01/01/2045	7,185,617	6,377,377
Pool G08672, 4.00%, 10/01/2045	1,769,475	1,679,716
Pool G08677, 4.00%, 11/01/2045	3,971,074	3,769,635
Pool G08681, 3.50%, 12/01/2045	2,955,978	2,701,591
Pool G08694, 4.00%, 02/01/2046	5,179,982	4,862,780
Pool G08706, 3.50%, 05/01/2046	2,216,006	2,025,308
Pool G08721, 3.00%, 09/01/2046	44,810,293	39,536,627
Pool G08759, 4.50%, 04/01/2047	10,923,249	10,656,719
Pool G08780, 4.00%, 09/01/2047	5,969,037	5,653,819
Pool G30974, 3.50%, 01/01/2034	5,517,308	5,274,320
Pool G60038, 3.50%, 01/01/2044	3,947,262	3,637,925
Pool G60039, 3.00%, 04/01/2043	7,155,591	6,403,970
Pool G60181, 4.50%, 01/01/2045	10,974,896	10,732,375
Pool G60365, 5.00%, 02/01/2038	846,418	852,600
Pool G60393, 3.50%, 01/01/2046	12,064,026	11,060,863
Pool G60551, 4.00%, 04/01/2046	3,653,962	3,468,641
Pool G60602, 3.50%, 11/01/2043	2,622,451	2,419,427
Pool G60722, 3.00%, 10/01/2046	28,715,083	25,361,688
Pool G60774, 3.00%, 10/01/2045	14,429,591	12,914,244
Pool G60932, 3.50%, 02/01/2044	12,398,037	11,429,111
Pool G60988, 3.00%, 05/01/2047	26,298,874	23,229,534
Pool G60994, 3.50%, 01/01/2045	11,501,230	10,602,403
Pool G61581, 4.00%, 08/01/2048	9,903,963	9,366,623
Pool G67700, 3.50%, 08/01/2046	13,020,299	11,945,605
Pool G67701, 3.00%, 10/01/2046	47,112,869	41,714,806
Pool G67702, 4.00%, 01/01/2047	22,250,148	21,130,368
Pool G67708, 3.50%, 03/01/2048	58,800,072	53,848,270
Pool Q08998, 3.50%, 06/01/2042	1,398,506	1,290,539
Pool Q10378, 3.00%, 08/01/2042	5,291,689	4,752,428
Pool Q13205, 3.00%, 11/01/2042	19,027,375	17,078,514
Pool Q14875, 3.00%, 01/01/2043	9,111,553	8,159,365
Pool Q16902, 4.00%, 04/01/2043	9,539,300	9,152,412
Pool Q17640, 3.00%, 04/01/2043	2,617,898	2,342,955
Pool Q28765, 4.00%, 05/01/2044	7,155,118	6,794,712
Pool Q45864, 3.00%, 02/01/2047	16,426,453	14,442,104
Pool QB5689, 2.50%, 11/01/2050	21,157,673	17,809,985
Pool QC3874, 2.50%, 07/01/2051	31,766,689	26,661,520
Pool QC6017, 2.50%, 08/01/2051	16,618,634	14,017,491
Pool QC7500, 3.00%, 09/01/2051	15,674,816	13,738,546
Pool QC9160, 3.00%, 10/01/2051	10,958,926	9,470,531
Pool QD0744, 2.50%, 11/01/2051	9,105,659	7,642,353
Pool QE5105, 4.50%, 07/01/2052	34,002,548	32,746,740
Pool QK0430, 2.00%, 09/01/2040	23,234,630	19,697,254
Pool RA4375, 2.50%, 02/01/2051	39,535,155	33,328,543
Pool RA4562, 2.50%, 02/01/2051	19,616,519	16,511,544
Pool RA4637, 2.50%, 02/01/2051	54,828,884	46,132,645
Pool RA5764, 2.00%, 09/01/2051	107,532,481	85,528,963
Pool RA7679, 5.00%, 07/01/2052	98,516,469	96,436,235
Pool RB5086, 2.50%, 11/01/2040	57,016,688	49,756,976
Pool RB5089, 1.50%, 12/01/2040	42,813,825	35,227,882
Pool RB5090, 2.00%, 12/01/2040	79,211,862	67,044,892
Pool RB5145, 2.00%, 02/01/2042	44,813,253	37,649,800
Pool RC1535, 2.00%, 08/01/2035	41,607,109	37,163,855
Pool SB0743, 3.00%, 01/01/2034	35,497,636	33,529,760
Pool SB0794, 1.50%, 06/01/2036	20,034,961	17,455,518
Pool SB0967, 2.00%, 01/01/2037	31,637,047	28,377,722
Pool SB8500, 2.50%, 07/01/2035	4,892,519	4,478,405
Pool SC0052, 3.00%, 02/01/2040	8,979,922	8,160,299
Pool SC0208, 2.00%, 11/01/2041	72,006,587	60,627,934
Pool SC0242, 2.50%, 02/01/2042	10,651,448	9,268,811
Pool SC0392, 4.00%, 06/01/2038	53,812,759	52,016,898
Pool SD0039, 4.00%, 02/01/2046	25,242,181	23,941,353
Pool SD0295, 3.00%, 02/01/2049	37,361,973	33,161,141
Pool SD0580, 3.00%, 04/01/2051	31,454,898	27,314,473
Pool SD0614, 2.50%, 05/01/2051	37,761,044	31,488,533
Pool SD0649, 2.50%, 06/01/2051	15,924,544	13,268,316
Pool SD2164, 5.50%, 01/01/2053	103,325,262	103,646,683
Pool SD2176, 6.00%, 01/01/2053	36,086,217	36,952,459
Pool SD2230, 2.00%, 08/01/2051	48,258,863	38,384,893
Pool SD2903, 2.00%, 03/01/2051	195,558,728	156,162,613
Pool SD3595, 6.00%, 08/01/2053	25,805,769	26,654,494
Pool SD3860, 6.50%, 09/01/2053	48,355,970	49,772,950
Pool SD4957, 2.00%, 03/01/2051	40,748,606	32,338,018
Pool SD7507, 3.00%, 11/01/2049	42,557,151	37,462,200
Pool SD7516, 4.00%, 05/01/2050	70,853,623	66,956,970
Pool SD7525, 2.50%, 10/01/2050	8,169,335	6,905,256
Pool SD7526, 2.50%, 10/01/2050	8,474,090	7,148,886
Pool SD7538, 2.00%, 04/01/2051	71,505,333	58,397,907
Pool SD7541, 2.00%, 05/01/2051	29,910,244	24,154,808
Pool SD7548, 2.50%, 11/01/2051	126,656,989	106,798,408
Pool SD7553, 3.00%, 03/01/2052	116,865,775	102,050,406
Pool SD7555, 3.00%, 08/01/2052	98,407,846	86,085,833
Pool SF5020, 3.50%, 01/01/2047	24,429,086	22,375,275
Pool SI2074, 2.00%, 09/01/2050	50,218,591	40,125,498
Pool SI2076, 2.00%, 09/01/2050	33,983,021	27,152,864
Pool SI2077, 2.00%, 09/01/2050	16,538,480	13,214,555
Pool Z40130, 3.00%, 01/01/2046	40,367,018	36,131,339
Pool ZA2494, 3.50%, 02/01/2038	28,332,371	26,456,561
Pool ZL3549, 3.50%, 08/01/2042	24,322,334	22,400,947
Pool ZL3711, 3.50%, 09/01/2042	36,398,044	33,526,547
Pool ZL4646, 3.00%, 01/01/2043	12,765,222	11,409,785
Pool ZM8767, 4.50%, 10/01/2048	7,912,916	7,659,767
Pool ZS4693, 3.00%, 12/01/2046	25,698,799	22,623,501
Pool ZS4724, 4.50%, 06/01/2047	66,916,493	65,141,995
Pool ZS4732, 4.50%, 08/01/2047	17,768,689	17,303,960
Pool ZS7942, 3.00%, 02/01/2033	22,785,308	21,522,605
Pool ZS8577, 2.50%, 08/01/2030	72,522,136	68,119,876
Pool ZT1257, 3.00%, 01/01/2046	51,466,068	46,004,561
Pool ZT2262, 3.00%, 06/01/2048	35,720,822	30,888,966
Pool ZT2407, 3.50%, 03/01/2043	34,904,630	32,315,839
Federal National Mortgage Association
Pool 254903, 5.00%, 10/01/2033	5,979,359	6,015,433
Pool 254949, 5.00%, 11/01/2033	16,416	16,515
Pool 257203, 5.00%, 05/01/2028	39,463	39,146
Pool 555285, 6.00%, 03/01/2033	14,403	14,737
Pool 725025, 4.50%, 10/01/2033	5,072,401	4,963,874
Pool 725425, 5.50%, 04/01/2034	2,080,831	2,125,436
Pool 725773, 5.50%, 09/01/2034	56,402	57,612
Pool 735060, 6.00%, 11/01/2034	15,834	16,398
Pool 735228, 5.50%, 02/01/2035	187,973	192,007
Pool 735676, 5.00%, 07/01/2035	1,596,620	1,606,259
Pool 735925, 5.00%, 10/01/2035	762,639	767,250
Pool 745275, 5.00%, 02/01/2036	1,095,707	1,102,338
Pool 745946, 5.50%, 11/01/2036	73,462	75,041
Pool 890355, 3.50%, 09/01/2041	6,416,526	5,924,113
Pool AB0524, 4.00%, 04/01/2039	4,009,169	3,841,164
Pool AB1614, 4.00%, 10/01/2040	11,611,535	11,015,711
Pool AB3745, 4.00%, 10/01/2041	2,187,680	2,074,938
Pool AB6496, 3.00%, 10/01/2042	9,798,986	8,773,948
Pool AB8612, 3.00%, 03/01/2043	14,367,674	12,842,009
Pool AC5442, 4.50%, 11/01/2039	62,287	61,142
Pool AD0249, 5.50%, 04/01/2037	464,026	473,966
Pool AD8522, 4.00%, 08/01/2040	440,300	417,852
Pool AE0828, 3.50%, 02/01/2041	4,393,578	4,058,247
Pool AH0936, 3.50%, 12/01/2040	2,677,951	2,474,122
Pool AI7784, 4.50%, 07/01/2041	2,605,216	2,557,266
Pool AJ1407, 4.00%, 09/01/2041	610,341	578,887
Pool AJ7689, 4.00%, 12/01/2041	2,658,432	2,521,396
Pool AK2400, 4.00%, 02/01/2042	15,258,153	14,471,714
Pool AL0160, 4.50%, 05/01/2041	2,494,107	2,443,541
Pool AL5097, 4.50%, 09/01/2043	3,902,701	3,811,673
Pool AL6340, 5.00%, 06/01/2039	3,844,666	3,867,895
Pool AL7521, 5.00%, 06/01/2039	5,352,658	5,384,937
Pool AL7822, 4.00%, 07/01/2043	10,585,371	10,039,749
Pool AL7954, 5.00%, 07/01/2041	4,299,578	4,325,545
Pool AL8819, 3.50%, 10/01/2043	19,982,618	18,369,499
Pool AL9043, 3.50%, 09/01/2046	4,190,698	3,839,386
Pool AL9555, 4.00%, 02/01/2045	6,272,696	5,949,428
Pool AL9633, 3.00%, 11/01/2043	10,424,845	9,324,737
Pool AL9764, 4.50%, 02/01/2046	10,687,306	10,490,748
Pool AO2970, 3.00%, 05/01/2042	2,602,309	2,336,812
Pool AO8044, 3.50%, 07/01/2042	39,023,331	35,981,481
Pool AP0489, 3.50%, 08/01/2042	2,858,160	2,633,386
Pool AR9195, 3.00%, 03/01/2043	2,821,158	2,521,617
Pool AS0303, 3.00%, 08/01/2043	1,997,284	1,785,242
Pool AS4257, 4.00%, 01/01/2045	2,302,698	2,183,625
Pool AS5831, 4.00%, 09/01/2045	1,764,791	1,673,207
Pool AS6013, 4.00%, 10/01/2045	2,320,843	2,200,403
Pool AS6227, 4.00%, 11/01/2045	8,811,942	8,311,008
Pool AS7150, 3.00%, 05/01/2046	6,203,444	5,488,264
Pool AS7244, 3.50%, 05/01/2046	11,282,965	10,299,666
Pool AS8073, 2.50%, 10/01/2046	11,931,448	10,110,357
Pool AS8470, 3.00%, 12/01/2046	12,927,038	11,424,722
Pool AS9917, 4.00%, 07/01/2047	34,640,214	33,081,052
Pool AT2721, 3.00%, 05/01/2043	14,711,502	13,149,438
Pool AT2725, 3.00%, 05/01/2043	6,886,917	6,155,728
Pool AT5900, 3.00%, 06/01/2043	2,988,192	2,670,949
Pool AU1628, 3.00%, 07/01/2043	1,245,393	1,113,158
Pool AU8844, 4.00%, 11/01/2043	3,724,099	3,532,038
Pool AW8165, 4.00%, 01/01/2042	3,432,632	3,255,718
Pool AX5316, 4.50%, 01/01/2042	4,084,423	4,009,284
Pool AY3374, 3.50%, 04/01/2045	10,135,435	9,275,656
Pool AZ7903, 4.00%, 06/01/2041	4,553,150	4,318,539
Pool AZ9565, 3.50%, 12/01/2045	11,624,290	10,611,368
Pool BC1445, 3.00%, 07/01/2046	4,424,076	3,909,202
Pool BE5067, 3.50%, 11/01/2046	20,835,794	19,031,124
Pool BE5069, 3.00%, 11/01/2046	9,118,557	8,087,068
Pool BF0212, 4.50%, 02/01/2041	20,748,548	20,396,852
Pool BF0231, 3.00%, 04/01/2042	22,756,017	20,739,411
Pool BF0241, 3.50%, 05/01/2052	42,478,094	38,772,810
Pool BF0345, 3.00%, 10/01/2043	43,070,381	38,822,519
Pool BF0386, 3.00%, 02/01/2049	10,996,018	9,691,681
Pool BF0414, 3.00%, 11/01/2059	45,193,825	38,751,360
Pool BF0500, 3.00%, 12/01/2054	86,808,969	74,469,472
Pool BF0546, 2.50%, 07/01/2061	9,255,676	7,414,992
Pool BF0617, 2.50%, 03/01/2062	44,113,194	35,353,731
Pool BF0656, 4.00%, 06/01/2062	131,600,913	120,275,950
Pool BH2594, 3.50%, 08/01/2047	4,746,363	4,332,644
Pool BH4101, 3.50%, 10/01/2047	4,423,418	4,037,849
Pool BH7071, 4.50%, 12/01/2047	2,215,430	2,139,736
Pool BH9277, 3.50%, 02/01/2048	22,202,140	20,266,837
Pool BM1031, 3.00%, 09/01/2043	37,425,086	33,450,316
Pool BM1066, 4.00%, 02/01/2047	2,196,955	2,082,932
Pool BM1428, 3.50%, 09/01/2043	17,127,073	15,736,580
Pool BM1753, 4.00%, 05/01/2037	13,075,423	12,573,428
Pool BM2003, 4.00%, 10/01/2047	11,430,311	10,824,017
Pool BM2005, 4.00%, 12/01/2047	13,957,909	13,213,205
Pool BM2007, 4.00%, 09/01/2048	3,039,018	2,869,957
Pool BM3108, 4.50%, 08/01/2046	7,816,456	7,633,977
Pool BM3286, 4.50%, 11/01/2047	3,809,388	3,725,115
Pool BM3972, 2.50%, 04/01/2038	20,726,270	18,600,901
Pool BM3974, 4.00%, 05/01/2038	8,101,970	7,800,141
Pool BM4148, 4.00%, 07/01/2048	11,848,153	11,238,042
Pool BM4746, 3.50%, 02/01/2044	35,347,141	32,554,473
Pool BM4973, 3.50%, 05/01/2043	14,642,304	13,491,610
Pool BM5460, 3.50%, 01/01/2035	19,184,207	18,314,076
Pool BM5478, 4.50%, 01/01/2049	7,676,519	7,471,111
Pool BM5538, 5.00%, 11/01/2048	14,867,731	14,856,006
Pool BM5628, 4.50%, 11/01/2048	11,420,720	11,090,398
Pool BM5784, 3.50%, 05/01/2047	900,023	821,579
Pool BM5787, 4.00%, 08/01/2047	17,196,778	16,318,264
Pool BM5803, 4.50%, 04/01/2039	10,019,496	9,835,017
Pool BM5900, 3.00%, 11/01/2046	19,153,619	17,122,290
Pool BM6825, 3.50%, 06/01/2045	10,304,944	9,440,072
Pool BM7089, 3.00%, 02/01/2052	78,254,990	67,406,439
Pool BQ1226, 2.00%, 09/01/2050	41,774,813	33,297,621
Pool BQ3361, 2.00%, 09/01/2050	41,560,071	33,156,565
Pool BQ9497, 3.00%, 11/01/2050	5,750,778	5,048,205
Pool BT6883, 2.00%, 09/01/2051	11,500,974	9,291,149
Pool BU7102, 2.50%, 12/01/2051	44,273,316	36,750,626
Pool CA4447, 2.50%, 11/01/2034	13,589,424	12,502,562
Pool CA4509, 2.50%, 11/01/2034	11,080,121	10,193,901
Pool CA5964, 2.00%, 06/01/2040	37,958,936	32,190,204
Pool CA6256, 2.50%, 07/01/2050	94,947,100	80,013,053
Pool CA6307, 2.50%, 07/01/2050	33,137,399	27,663,474
Pool CA6308, 3.00%, 07/01/2050	49,358,353	43,690,913
Pool CA7604, 3.00%, 11/01/2050	62,332,241	55,108,060
Pool CA8230, 2.50%, 12/01/2050	74,527,650	62,746,559
Pool CB0290, 2.00%, 04/01/2051	156,142,270	124,523,051
Pool CB1806, 2.50%, 10/01/2051	36,447,869	30,518,069
Pool CB2162, 3.00%, 11/01/2051	114,024,857	99,739,111
Pool CB2345, 2.00%, 12/01/2051	24,020,818	19,419,512
Pool CB4135, 5.00%, 07/01/2052	109,872,060	107,367,033
Pool CB4140, 5.00%, 07/01/2052	65,359,801	63,903,954
Pool CB5025, 5.50%, 11/01/2052	47,726,197	48,004,904
Pool FM2568, 3.00%, 05/01/2038	11,526,556	10,644,501
Pool FM2743, 3.00%, 02/01/2034	21,571,008	20,382,204
Pool FM2972, 4.00%, 12/01/2044	96,303,289	91,345,739
Pool FM3004, 4.00%, 01/01/2046	15,179,633	14,363,323
Pool FM3117, 3.00%, 05/01/2050	35,938,496	31,641,024
Pool FM3160, 4.50%, 02/01/2049	8,192,232	7,905,861
Pool FM3946, 4.00%, 01/01/2049	2,963,716	2,803,140
Pool FM4561, 2.50%, 10/01/2050	38,337,720	32,277,643
Pool FM4875, 2.50%, 11/01/2050	6,307,716	5,339,616
Pool FM4908, 2.50%, 11/01/2050	52,208,372	43,626,280
Pool FM5024, 2.50%, 12/01/2050	50,909,818	42,458,837
Pool FM5262, 3.50%, 10/01/2040	9,084,105	8,510,318
Pool FM5535, 2.50%, 01/01/2041	23,651,464	20,642,811
Pool FM6058, 3.50%, 02/01/2037	5,016,269	4,778,490
Pool FM6422, 1.50%, 03/01/2036	2,603,148	2,271,389
Pool FM6990, 3.00%, 08/01/2040	26,125,636	23,725,082
Pool FM7064, 2.50%, 01/01/2051	31,955,927	26,929,584
Pool FM7381, 2.50%, 05/01/2051	34,089,772	28,682,326
Pool FM7466, 2.50%, 05/01/2051	73,234,528	61,998,935
Pool FM7830, 2.50%, 04/01/2051	17,927,879	15,093,981
Pool FM7911, 2.50%, 06/01/2051	25,087,134	21,203,055
Pool FM7962, 2.50%, 07/01/2051	64,908,646	54,877,618
Pool FM8150, 2.00%, 07/01/2051	42,557,930	34,438,989
Pool FM8215, 2.50%, 03/01/2051	19,034,809	16,040,838
Pool FM8318, 2.50%, 07/01/2051	21,725,646	18,171,227
Pool FM8322, 2.00%, 08/01/2051	15,129,882	12,232,714
Pool FM8644, 4.00%, 06/01/2039	7,762,790	7,520,051
Pool FM8804, 2.50%, 09/01/2051	118,552,682	98,893,403
Pool FM9243, 3.00%, 10/01/2051	59,430,511	51,384,779
Pool FM9284, 2.50%, 11/01/2051	27,546,429	23,122,846
Pool FM9479, 2.50%, 11/01/2051	95,710,710	79,868,857
Pool FM9495, 2.00%, 11/01/2051	55,596,304	44,750,749
Pool FM9599, 2.50%, 11/01/2051	31,985,432	27,161,768
Pool FM9671, 2.00%, 12/01/2051	99,607,389	80,185,911
Pool FM9700, 2.00%, 12/01/2051	34,189,940	27,577,828
Pool FM9732, 2.50%, 12/01/2051	99,945,730	83,402,642
Pool FM9781, 2.50%, 12/01/2051	22,059,496	18,523,024
Pool FM9807, 2.00%, 12/01/2051	31,088,680	25,025,144
Pool FM9877, 2.50%, 12/01/2051	123,875,005	104,364,315
Pool FP0057, 4.00%, 08/01/2050	25,841,443	24,762,107
Pool FS0192, 2.50%, 01/01/2052	42,320,506	35,559,833
Pool FS0216, 2.00%, 01/01/2037	28,551,619	25,554,929
Pool FS0493, 3.00%, 02/01/2052	23,127,975	20,230,183
Pool FS0585, 3.00%, 02/01/2052	29,030,590	25,392,547
Pool FS0739, 3.50%, 02/01/2052	29,815,312	26,866,735
Pool FS1005, 2.00%, 02/01/2042	37,081,232	31,167,212
Pool FS1009, 2.00%, 02/01/2042	39,050,887	32,851,209
Pool FS1093, 3.50%, 04/01/2052	82,119,616	73,860,222
Pool FS1115, 2.50%, 05/01/2051	62,516,315	53,305,968
Pool FS1120, 3.00%, 03/01/2052	64,822,861	56,477,977
Pool FS1226, 4.00%, 05/01/2049	6,533,974	6,170,498
Pool FS1365, 2.50%, 03/01/2042	45,891,112	39,826,110
Pool FS1974, 1.50%, 02/01/2036	37,687,852	32,882,440
Pool FS2111, 4.50%, 10/01/2045	98,018,295	95,972,699
Pool FS2166, 4.50%, 07/01/2052	14,173,217	13,634,199
Pool FS2488, 2.50%, 10/01/2034	40,922,459	37,650,700
Pool FS2917, 3.00%, 11/01/2033	33,685,064	31,901,585
Pool FS2918, 3.00%, 09/01/2033	25,075,155	23,657,252
Pool FS4603, 2.00%, 05/01/2042	125,461,731	106,211,765
Pool FS4654, 2.00%, 07/01/2051	77,775,859	62,114,222
Pool FS4973, 3.50%, 06/01/2032	55,143,829	52,681,648
Pool FS5120, 6.00%, 07/01/2053	11,663,473	12,064,514
Pool FS5760, 3.50%, 11/01/2048	52,812,299	48,210,364
Pool FS5788, 6.50%, 09/01/2053	28,343,943	29,269,459
Pool FS5815, 3.00%, 04/01/2048	83,335,252	74,496,891
Pool FS5816, 3.50%, 07/01/2047	36,889,500	33,972,807
Pool MA0140, 4.50%, 08/01/2029	339,841	334,619
Pool MA0171, 4.50%, 09/01/2029	382,576	376,704
Pool MA0583, 4.00%, 12/01/2040	2,762,712	2,620,300
Pool MA0949, 3.50%, 01/01/2032	13,960,195	13,339,203
Pool MA1200, 3.00%, 10/01/2032	725,874	681,912
Pool MA1275, 3.00%, 12/01/2032	1,458,199	1,365,430
Pool MA1608, 3.50%, 10/01/2033	7,462,706	7,098,641
Pool MA1764, 4.00%, 01/01/2034	2,369,407	2,293,757
Pool MA1922, 4.00%, 06/01/2034	3,117,152	3,010,139
Pool MA1960, 4.00%, 07/01/2034	30,898,485	29,899,813
Pool MA2019, 4.00%, 09/01/2034	3,494,581	3,381,550
Pool MA2287, 3.00%, 06/01/2035	4,713,975	4,366,864
Pool MA2804, 3.00%, 11/01/2036	14,163,344	13,028,733
Pool MA2841, 2.50%, 12/01/2036	7,668,179	6,886,072
Pool MA3183, 4.00%, 11/01/2047	8,826,123	8,332,449
Pool MA3281, 4.00%, 02/01/2038	9,965,407	9,554,418
Pool MA3305, 3.50%, 03/01/2048	19,916,016	18,179,915
Pool MA3333, 4.00%, 04/01/2048	30,221,132	28,546,257
Pool MA3468, 4.50%, 09/01/2048	8,717,975	8,433,701
Pool MA4119, 2.00%, 09/01/2050	41,974,096	33,510,803
Pool MA4159, 2.50%, 10/01/2050	64,979,254	54,205,209
Pool MA4175, 1.50%, 11/01/2040	132,144,067	108,796,429
Pool MA4182, 2.00%, 11/01/2050	218,759,122	174,708,829
Pool MA4202, 1.50%, 12/01/2040	41,271,979	33,752,481
Pool MA4206, 2.00%, 12/01/2035	44,322,452	39,589,187
Pool MA4208, 2.00%, 12/01/2050	62,254,765	49,684,446
Pool MA4501, 2.00%, 12/01/2041	121,378,247	102,043,904
Pool MA4540, 2.00%, 02/01/2042	12,951,768	10,883,857
Pool MA4570, 2.00%, 03/01/2042	66,518,085	55,873,407
Series 1998-66, Class C, 6.00%, 12/25/2028	649	646
Ginnie Mae II Pool
Pool 785433, 2.50%, 04/20/2051	61,418,854	52,157,022
Pool 785575, 2.50%, 08/20/2051	90,176,161	75,796,828
Pool 787313, 2.50%, 09/20/2051	91,543,979	77,362,093
Pool MA1157, 3.50%, 07/20/2043	18,902,839	17,586,885
Pool MA2224, 4.00%, 09/20/2044	16,078,120	15,454,993
Pool MA4777, 3.00%, 10/20/2047	16,117,569	14,404,471
Pool MA5765, 5.00%, 02/20/2049	33,914,011	33,715,775
Pool MA6709, 2.50%, 06/20/2050	102,456,204	87,642,459
Pool MA8571, 6.00%, 01/20/2053	34,926,890	35,270,679
Government National Mortgage Association (GNMA)
Pool 3474, 6.00%, 11/20/2033	15,157	15,641
Pool 4747, 5.00%, 07/20/2040	579,451	584,469
Pool 5202, 3.50%, 10/20/2041	2,870,281	2,667,038
Pool 778793, 3.50%, 01/15/2042	4,841,824	4,529,869
Pool 784551, 3.00%, 11/20/2046	18,695,133	16,813,845
Pool 785025, 3.50%, 02/20/2050	58,266,858	53,321,986
Pool 785447, 2.50%, 03/20/2051	46,720,514	39,487,422
Pool 785531, 2.50%, 06/20/2051	31,502,156	26,751,547
Pool 785558, 2.50%, 07/20/2051	106,942,174	90,889,831
Pool 785615, 2.50%, 08/20/2051	34,850,101	29,589,556
Pool 786333, 4.00%, 04/20/2052	24,985,730	23,398,899
Pool 786812, 5.50%, 07/20/2053	19,223,804	19,524,052
Pool AL9364, 3.50%, 03/20/2045	5,603,216	5,158,334
Pool MA0154, 3.50%, 06/20/2042	27,024,910	25,126,245
Pool MA0155, 4.00%, 06/20/2042	3,156,179	3,037,774
Pool MA0220, 3.50%, 07/20/2042	40,787,053	37,927,686
Pool MA0318, 3.50%, 08/20/2042	18,020,050	16,756,760
Pool MA0392, 3.50%, 09/20/2042	83,951,790	78,079,065
Pool MA0699, 3.50%, 01/20/2043	25,412,941	23,637,432
Pool MA1225, 4.00%, 08/20/2043	27,107,725	26,090,479
Pool MA1286, 4.00%, 09/20/2043	38,420,670	36,914,209
Pool MA1376, 4.00%, 10/20/2043	4,138,222	3,982,070
Pool MA1449, 4.00%, 11/20/2043	38,226,309	36,723,324
Pool MA1677, 3.50%, 02/20/2044	28,694,624	26,664,101
Pool MA2522, 4.00%, 01/20/2045	3,494,092	3,356,505
Pool MA2753, 3.00%, 04/20/2045	6,526,064	5,874,958
Pool MA2754, 3.50%, 04/20/2045	7,955,209	7,378,627
Pool MA3035, 4.00%, 08/20/2045	2,812,528	2,693,774
Pool MA3375, 3.00%, 01/20/2046	21,455,168	19,248,657
Pool MA3378, 4.50%, 01/20/2046	4,694,412	4,621,064
Pool MA3597, 3.50%, 04/20/2046	24,972,684	23,102,697
Pool MA3598, 4.00%, 04/20/2046	3,051,930	2,912,281
Pool MA3663, 3.50%, 05/20/2046	15,662,278	14,488,322
Pool MA3664, 4.00%, 05/20/2046	7,390,518	7,050,215
Pool MA3736, 3.50%, 06/20/2046	26,062,747	24,105,129
Pool MA4385, 5.00%, 04/20/2047	692,250	693,966
Pool MA4509, 3.00%, 06/20/2047	11,161,213	9,985,051
Pool MA4512, 4.50%, 06/20/2047	10,697,221	10,467,732
Pool MA4588, 4.50%, 07/20/2047	2,505,823	2,451,136
Pool MA4721, 4.50%, 09/20/2047	3,336,501	3,264,720
Pool MA4836, 3.00%, 11/20/2047	70,747,757	63,218,974
Pool MA4963, 4.00%, 01/20/2048	4,647,597	4,407,946
Pool MA7990, 4.00%, 04/20/2052	17,751,531	16,623,999
Seasoned Credit Risk Transfer Trust
Series 2019-4, Class MA, 3.00%, 02/25/2059 (Callable 07/25/2047)	30,505,643	27,725,615
Series 2020-2, Class MT, 2.00%, 11/25/2059 (Callable 09/25/2050)	53,726,654	42,258,109
Series 2020-3, Class MT, 2.00%, 05/25/2060 (Callable 08/25/2046)	35,540,758	27,997,275
Series 2021-3, Class MTU, 2.50%, 03/25/2061 (Callable 12/25/2048)	65,206,835	52,049,980
Series 2022-1, Class MTU, 3.25%, 11/25/2061 (Callable 05/25/2053)	51,907,841	44,603,385
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITY - U.S. GOVERNMENT AGENCY ISSUES (Cost $10,710,544,576)		9,892,326,367

RESIDENTIAL MORTGAGE-BACKED SECURITY - NON-U.S. GOVERNMENT AGENCY ISSUES - 4.6%	Par	Value
Arroyo Mortgage Trust
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 04/25/2024) (a)(f)	8,432,257	7,818,477
Series 2020-1, Class A1A, 1.66%, 03/25/2055 (Callable 04/25/2024) (a)	7,957,451	7,348,429
Bayview Financial Acquisition Trust, Series 2007-B, Class 1A2, 7.33%, 08/28/2047 (Callable 04/28/2024) (e)	763,440	646,368
Bear Stearns Asset Backed Securities Trust, Series 2004-AC2, Class 2A, 5.00%, 05/25/2034 (Callable 04/25/2024)	106,368	87,468
BRAVO Residential Funding Trust, Series 2023-RPL1, Class A1, 5.00%, 05/25/2063 (Callable 03/25/2043) (a)(f)	93,979,507	92,432,736
Chase Home Lending Mortgage Trust 2023-RPL3, Series 2024-RPL1, Class A1A, 3.25%, 03/25/2064 (Callable 06/25/2042) (a)(f)	68,207,525	58,510,195
Chase Mortgage Finance Corp.
Series 2023-RPL1, Class A1, 3.50%, 06/25/2062 (Callable 05/25/2041) (a)(f)	115,933,965	104,096,250
Series 2023-RPL2, Class A1, 3.25%, 03/25/2063 (Callable 12/25/2051) (a)(f)	63,014,757	55,570,988
Series 2023-RPL3, Class A1, 3.25%, 09/25/2063 (Callable 10/25/2048) (a)(f)	125,468,707	109,972,632
CIM Trust
Series 2022-R2, Class A1, 3.75%, 12/25/2061 (Callable 05/25/2027) (a)(f)	48,823,529	45,136,210
Series 2022-R3, Class A1, 4.50%, 03/25/2062 (Callable 09/25/2027) (a)(f)	56,555,644	54,514,347
Series 2023-R2, Class A1, 5.50%, 08/25/2064 (Callable 03/25/2028) (a)(f)	86,446,131	86,341,393
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.50%, 11/25/2035 (Callable 04/25/2024)	6,200	4,800
Countrywide Alternative Loan Trust
Series 2006-28CB, Class A17, 6.00%, 10/25/2036 (Callable 04/25/2024)	394,918	197,084
Series 2006-43CB, Class 2A1, 6.00%, 04/25/2024 (Callable 04/25/2024)	4,370	4,343
Countrywide Asset-Backed Certificates
Series 2005-10, Class AF6, 4.13%, 02/25/2036 (Callable 04/25/2024) (f)	2,771	2,708
Series 2005-17, Class 1AF5, 5.56%, 05/25/2036 (Callable 04/25/2024) (f)	42,259	39,005
Series 2006-10, Class 1AF3, 5.97%, 09/25/2046 (Callable 04/25/2024) (f)	25,150	26,664
Credit Suisse Management LLC, Series 2003-AR26, Class 8A1, 5.87%, 11/25/2033 (Callable 04/25/2024) (f)	2,161,110	2,015,845
CWABS Asset-Backed Certificates Trust, Series 2004-S1, Class A3, 5.12%, 02/25/2035 (Callable 04/25/2024) (e)	50,394	49,669
First Horizon Alternative Mortgage Securities, Series 2006-FA6, Class 3A1, 5.75%, 04/25/2024 (Callable 04/25/2024)	1,897	1,000
FirstKey Homes Trust
Series 2021-SFR1, Class A, 1.54%, 08/17/2038 (a)	158,527,981	144,952,547
Series 2021-SFR2, Class A, 1.38%, 09/17/2038 (a)	47,563,679	43,172,976
Series 2022-SFR1, Class A, 4.15%, 05/19/2039 (a)	120,520,162	116,917,200
Series 2022-SFR3, Class A, 4.25%, 07/17/2038 (a)	55,641,104	54,172,736
Home Partners of America Trust, Series 2021-2, Class A, 1.90%, 12/17/2026 (a)	104,366,033	94,750,895
Impac CMB Trust, Series 2004-4, Class 2A2, 5.30%, 09/25/2034 (Callable 04/25/2024) (e)	37,953	40,826
Imperial Fund Mortgage Trust, Series 2022-NQM3, Class A1, 4.38%, 05/25/2067 (Callable 04/25/2025) (a)(e)	6,257,920	6,059,726
JP Morgan Mortgage Trust
Series 2005-A4, Class 1A1, 5.53%, 07/25/2035 (Callable 04/25/2024) (f)	32,210	32,014
Series 2006-A7, Class 2A4R, 4.36%, 01/25/2037 (Callable 04/25/2024) (f)	198,232	148,885
Series 2007-A1, Class 5A5, 5.52%, 07/25/2035 (Callable 09/25/2031) (f)	936,775	912,446
Series 2007-A1, Class 5A2, 5.52%, 07/25/2035 (Callable 09/25/2031) (f)	618,676	602,096
Series 2007-A2, Class 2A3, 5.31%, 04/25/2037 (Callable 04/25/2024) (f)	535,879	388,115
METLIFE SECURITIZATION TRUST, Series 2019-1A, Class A1A, 3.75%, 04/25/2058 (Callable 02/25/2040) (a)(f)	4,121,038	3,984,268
Mill City Mortgage Trust, Series 2021-NMR1, Class A1, 1.13%, 11/25/2060 (Callable 10/25/2043) (a)(f)	12,826,041	11,934,812
MLCC Mortgage Investors, Inc., Series 2004-F, Class A1A, 6.32%, 12/25/2029 (Callable 04/25/2024) (f)	1,685,979	1,615,006
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A1, 5.79%, 09/25/2034 (Callable 09/25/2030) (f)	628,129	611,176
New Residential Mortgage Loan Trust
Series 2017-2A, Class A3, 4.00%, 03/25/2057 (Callable 10/25/2030) (a)(f)	4,275,176	4,036,651
Series 2017-3A, Class A1, 4.00%, 04/25/2057 (Callable 11/25/2032) (a)(f)	5,961,360	5,623,185
Series 2017-4A, Class A1, 4.00%, 05/25/2057 (Callable 12/25/2030) (a)(f)	8,698,700	8,211,786
Series 2018-1A, Class A1A, 4.00%, 12/25/2057 (Callable 06/25/2034) (a)(f)	4,722,875	4,471,045
Onslow Bay Mortgage Loan Trust
Series 2022-NQM2, Class A1, 2.96%, 01/25/2062 (Callable 02/25/2025) (a)(f)	79,168,945	72,327,743
Series 2024-HYB1, Class A1, 3.53%, 03/25/2053 (Callable 04/25/2044) (a)(f)	38,856,711	37,327,572
Series 2024-HYB2, Class A1, 3.52%, 04/25/2053 (Callable 06/25/2038) (a)(f)	46,356,071	44,355,148
Progress Residential Trust, Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	72,875,142	66,264,463
RALI Trust, Series 2004-QS6, Class A1, 5.00%, 04/25/2024 (Callable 04/25/2024)	6,139	5,683
Renaissance Home Equity Loan Trust, Series 2007-1, Class AF3, 5.61%, 04/25/2037 (Callable 07/25/2029) (e)	2,482,525	638,945
Rithm Capital Corp.
Series 2020-1A, Class A1B, 3.50%, 10/25/2059 (Callable 11/25/2041) (a)(f)	9,398,285	8,668,272
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062 (Callable 04/25/2024) (a)(f)	33,144,628	29,991,401
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, 1.16%, 08/25/2056 (Callable 09/25/2024) (a)(f)	29,916,680	24,850,514
Series 2022-4, Class A1, 5.19%, 05/25/2067 (Callable 06/25/2025) (a)(e)	50,057,950	49,510,571
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A1, 5.84%, 09/25/2034 (Callable 04/25/2024) (f)	413,179	399,255
Thornburg Mortgage Securities Trust, Series 2003-5, Class 3A, 5.12%, 10/25/2043 (Callable 04/25/2024) (f)	3,107,606	2,951,146
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056 (Callable 06/25/2029) (a)(f)	58,018	57,774
Series 2017-1, Class A1, 2.75%, 10/25/2056 (Callable 08/25/2033) (a)(f)	124,599	124,073
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 04/25/2029) (a)(f)	11,290,767	10,880,250
Series 2018-1, Class A1, 3.00%, 01/25/2058 (Callable 10/25/2029) (a)(f)	972,082	944,696
Series 2018-4, Class A1, 3.00%, 06/25/2058 (Callable 04/25/2036) (a)(f)	11,723,621	10,842,810
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 01/25/2029) (a)(f)	7,247,697	7,079,558
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 12/25/2027) (a)(f)	20,332,678	19,301,740
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 06/25/2031) (a)(f)	58,767,584	54,943,524
Series 2020-2, Class A1A, 1.64%, 04/25/2060 (Callable 09/25/2029) (a)(f)	132,700,553	117,247,812
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 01/25/2031) (a)	62,364,450	54,753,991
Series 2022-2, Class A1, 3.75%, 07/01/2062 (Callable 01/25/2034) (a)(f)	153,249,328	141,554,903
Series 2022-3, Class A1, 3.75%, 08/01/2062 (Callable 10/25/2030) (a)(f)	151,287,482	141,668,806
Series 2023-1, Class A1, 3.75%, 01/25/2063 (Callable 10/25/2034) (a)	61,064,237	57,457,881
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1, 5.31%, 01/25/2035 (Callable 04/25/2024) (f)	2,822,373	2,531,103
Series 2004-CB2, Class 3A, 6.00%, 08/25/2034 (Callable 04/25/2024)	2,161,906	2,127,143
Series 2004-CB3, Class 2A, 6.50%, 10/25/2034 (Callable 04/25/2024)	925,255	919,471
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITY - NON-U.S. GOVERNMENT AGENCY ISSUES (Cost $2,162,980,659)		2,087,181,250

COMMERCIAL MORTGAGE-BACKED SECURITY - NON-U.S. GOVERNMENT AGENCY ISSUES - 4.1%	Par	Value
BANK-2017
Series 2017-BNK4, Class A3, 3.36%, 05/15/2050 (Callable 04/15/2027)	30,681,557	29,141,239
Series 2017-BNK4, Class A4, 3.63%, 05/15/2050 (Callable 04/15/2027)	44,535,000	42,183,588
Series 2017-BNK5, Class A5, 3.39%, 06/15/2060 (Callable 07/15/2027)	22,501,000	21,292,372
Series 2017-BNK7, Class A4, 3.18%, 09/15/2060 (Callable 09/15/2027)	21,500,000	20,309,949
Series 2017-BNK7, Class A5, 3.44%, 09/15/2060 (Callable 09/15/2027)	350,000	330,471
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050 (Callable 11/15/2027)	67,663,000	62,362,369
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054 (Callable 12/15/2029)	98,103,000	92,721,983
BANK-2018
Series 2018-BN10, Class A5, 3.69%, 02/15/2061 (Callable 02/15/2028)	11,050,000	10,489,546
Series 2018-BN12, Class A4, 4.26%, 05/15/2061 (Callable 05/15/2028) (f)	15,302,008	14,789,695
Series 2018-BN13, Class A5, 4.22%, 08/15/2061 (Callable 08/15/2028) (f)	8,565,000	8,248,375
BANK-2019, Series 2019-BN21, Class A5, 2.85%, 10/17/2052 (Callable 10/15/2029)	39,560,000	34,956,268
BANK-2020, Series 2020-BN29, Class A4, 2.00%, 11/15/2053 (Callable 12/15/2030)	66,985,000	54,003,582
BANK-2022, Series 2022-BNK44, Class A5, 5.75%, 11/15/2055 (Callable 11/15/2032) (f)	56,200,000	59,205,627
BANK5, Series 2023-5YR3, Class A2, 6.26%, 09/15/2056 (Callable 09/15/2028)	68,859,171	71,279,303
BBCMS Trust, Series 2022-C15, Class ASB, 3.68%, 04/15/2055 (Callable 04/15/2032) (f)	7,104,000	6,730,315
Benchmark Mortgage Trust
Series 2018-B6, Class A4, 4.26%, 10/10/2051 (Callable 10/10/2028)	17,420,000	16,487,061
Series 2018-B8, Class A5, 4.23%, 01/15/2052 (Callable 12/15/2028)	24,235,000	22,876,325
Series 2019-B14, Class A5, 3.05%, 12/15/2062 (Callable 11/15/2029)	28,769,000	25,865,903
Series 2020-B19, Class A5, 1.85%, 09/15/2053 (Callable 10/15/2030)	43,291,000	35,015,367
Series 2020-B20, Class A5, 2.03%, 10/15/2053 (Callable 10/15/2030)	31,916,000	25,560,774
Series 2020-B21, Class A5, 1.98%, 12/17/2053 (Callable 12/15/2030)	32,760,000	26,789,696
Series 2021-B24, Class A5, 2.58%, 03/15/2054 (Callable 03/15/2031)	26,400,000	21,951,096
Series 2021-B31, Class A5, 2.67%, 12/15/2054 (Callable 12/15/2031)	29,775,000	25,177,127
Series 2023-V3, Class A2, 5.90%, 07/15/2056 (Callable 07/15/2028)	36,950,000	37,701,910
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/2050 (Callable 12/15/2027) (f)	9,000,279	8,350,264
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/2048 (Callable 01/10/2026)	18,107,455	17,451,842
Series 2016-C4, Class A4, 3.28%, 05/10/2058 (Callable 05/10/2026)	35,605,980	34,054,627
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class A4, 3.64%, 10/10/2047 (Callable 10/10/2024)	16,838,590	16,628,530
Series 2015-GC29, Class A4, 3.19%, 04/10/2048 (Callable 04/10/2025)	17,480,000	16,958,715
Series 2015-GC33, Class A4, 3.78%, 09/10/2058 (Callable 05/10/2026)	8,600,000	8,298,094
Series 2015-GC35, Class A4, 3.82%, 11/10/2048 (Callable 11/10/2025)	68,175,000	65,975,579
Series 2017-P7, Class A4, 3.71%, 04/14/2050 (Callable 04/14/2027)	12,275,000	11,526,806
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)	22,000,000	20,640,987
Series 2019-C7, Class A4, 3.10%, 12/15/2072 (Callable 12/15/2029)	23,480,000	21,026,293
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2016-C3, Class ASB, 2.76%, 08/10/2049 (Callable 08/10/2026)	4,822,853	4,681,551
Series 2016-CD1, Class A4, 2.72%, 08/10/2049 (Callable 08/10/2027)	48,986,454	45,201,070
Series 2017-C6, Class A5, 3.33%, 06/10/2050 (Callable 06/10/2027)	22,800,000	21,224,625
Series 2017-CD3, Class A4, 3.63%, 02/10/2050 (Callable 08/10/2027)	7,200,000	6,651,132
Series 2018-CD7, Class A4, 4.28%, 08/15/2051 (Callable 08/15/2028)	7,400,000	7,012,324
Series 2020-C9, Class A5, 1.93%, 08/15/2053 (Callable 09/15/2030)	22,555,000	18,694,193
Commercial Mortgage Pass Through Certificates, Series 2014-UBS5, Class A4, 3.84%, 09/10/2047 (Callable 09/10/2024)	17,596,000	17,386,745
Computershare Corporate Trust
Series 2015-P2, Class A3, 3.54%, 12/15/2048 (Callable 12/15/2025)	31,528,887	30,703,704
Series 2015-SG1, Class ASB, 3.56%, 09/15/2048 (Callable 08/15/2025)	3,803,986	3,763,428
Series 2015-SG1, Class A4, 3.79%, 09/15/2048 (Callable 08/15/2025)	29,009,612	28,228,351
Series 2016-C34, Class A4, 3.10%, 06/15/2049 (Callable 05/15/2026)	10,250,000	9,661,248
Series 2016-C35, Class A4, 2.93%, 07/15/2048 (Callable 07/15/2026)	25,670,000	24,228,175
Series 2017-C42, Class A4, 3.59%, 12/15/2050 (Callable 12/15/2027)	7,315,000	6,716,073
Series 2017-RC1, Class A4, 3.63%, 01/15/2060 (Callable 03/15/2027)	14,349,000	13,690,489
Series 2019-C50, Class ASB, 3.64%, 05/15/2052 (Callable 05/15/2029)	20,000,000	19,428,562
Series 2019-C51, Class A4, 3.31%, 06/15/2052 (Callable 06/15/2029)	22,581,000	20,444,067
Series 2019-C52, Class A5, 2.89%, 08/15/2052 (Callable 08/15/2029)	10,000,000	8,915,593
Series 2019-C54, Class A4, 3.15%, 12/15/2052 (Callable 11/15/2029)	30,610,609	27,559,674
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class A5, 3.50%, 11/15/2049 (Callable 11/15/2026)	5,000,000	4,704,665
Series 2018-CX11, Class A4, 3.77%, 04/15/2051 (Callable 04/15/2028)	11,440,000	10,973,971
Series 2018-CX11, Class A5, 4.03%, 04/15/2051 (Callable 04/15/2028) (f)	22,023,039	20,992,581
Series 2018-CX12, Class A4, 4.22%, 08/15/2051 (Callable 08/15/2028) (f)	18,608,000	17,672,991
Series 2019-C16, Class A3, 3.33%, 06/15/2052 (Callable 06/15/2029)	29,690,000	26,740,999
Series 2019-C17, Class A5, 3.02%, 09/15/2052 (Callable 09/15/2029)	16,475,000	14,559,079
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/2051 (Callable 10/15/2028)	19,875,000	18,599,136
GS Mortgage Securities Corp. II
Series 2015-GS1, Class A3, 3.73%, 11/10/2048 (Callable 11/10/2025)	30,493,248	29,385,675
Series 2017-GS8, Class A4, 3.47%, 11/10/2050 (Callable 11/10/2027)	23,655,000	22,022,223
JP Morgan Chase Commercial Mortgage Securities, Series 2017-JP7, Class A5, 3.45%, 09/15/2050 (Callable 08/15/2027)	9,000,000	8,325,806
JPMBB Commercial Mortgage Securities Trust
Series 2014-C24, Class ASB, 3.37%, 11/15/2047 (Callable 10/15/2024)	811,447	806,218
Series 2014-C25, Class ASB, 3.41%, 11/15/2047 (Callable 11/15/2024)	992,095	985,176
Series 2015-C28, Class A4, 3.23%, 10/15/2048 (Callable 04/15/2025)	16,688,500	16,248,977
Series 2015-C30, Class A5, 3.82%, 07/15/2048 (Callable 07/15/2025)	22,658,000	21,729,937
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4, 3.14%, 06/15/2049 (Callable 05/15/2026)	19,890,000	18,740,276
Series 2017-C5, Class A5, 3.69%, 03/15/2050 (Callable 08/15/2027)	24,380,000	22,803,414
Series 2017-C7, Class A5, 3.41%, 10/15/2050 (Callable 11/15/2027)	17,170,000	16,001,211
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5, 2.86%, 09/15/2049 (Callable 10/15/2026)	25,169,000	23,569,435
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	41,287,079	38,466,420
Morgan Stanley Capital I Trust 2014-MP, Series 2015-UBS8, Class A4, 3.81%, 12/15/2048 (Callable 12/15/2025)	72,094,000	69,564,942
Morgan Stanley Capital I, Inc.
Series 2016-UB12, Class A4, 3.60%, 12/15/2049 (Callable 12/15/2026)	8,500,000	8,002,176
Series 2018-H3, Class A5, 4.18%, 07/15/2051 (Callable 07/15/2028)	22,101,510	21,184,149
Series 2018-H4, Class A3, 4.04%, 12/15/2051 (Callable 01/15/2029)	9,291,667	8,960,095
Series 2018-H4, Class A4, 4.31%, 12/15/2051 (Callable 01/15/2029)	6,750,000	6,502,397
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 08/15/2050 (Callable 08/15/2027)	2,500,000	2,346,452
Series 2018-C11, Class A5, 4.24%, 06/15/2051 (Callable 07/15/2028) (f)	16,652,859	15,803,645
Series 2019-C17, Class A4, 2.92%, 10/15/2052 (Callable 10/15/2029)	71,060,966	63,201,147
Series 2019-C18, Class A4, 3.04%, 12/15/2052 (Callable 12/15/2029)	6,280,000	5,492,548
WF-RBS Commercial Mortgage Trust
Series 2014-C21, Class A5, 3.68%, 08/15/2047 (Callable 08/15/2024)	34,719,000	34,408,970
Series 2014-C23, Class ASB, 3.64%, 10/15/2057 (Callable 09/15/2025)	401,875	399,928
Series 2014-C23, Class A5, 3.92%, 10/15/2057 (Callable 09/15/2025)	125,000	122,920
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY - NON-U.S. GOVERNMENT AGENCY ISSUES (Cost $2,024,316,861)		1,869,890,241

ASSET-BACKED SECURITIES - 2.5%	Par	Value
Capital One Financial Corp., Series 2023-A1, Class A, 4.42%, 05/15/2028	39,098,000	38,617,716
Citizens Auto Receivables Trust, Series 2023-1, Class A3, 5.84%, 01/18/2028 (Callable 04/15/2027) (a)	110,500,000	111,443,902
Fifth Third Auto Trust, Series 2023-1, Class A3, 5.53%, 08/15/2028 (Callable 04/15/2027)	70,525,000	70,990,888
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	63,134,000	62,905,518
Series 2023-2, Class A, 5.77%, 09/15/2029	52,200,000	52,891,791
Ford Credit Auto Owner Trust
Series 2020-2, Class A, 1.06%, 04/15/2033 (Callable 10/15/2025) (a)	18,600,000	17,425,587
Series 2023-1, Class A, 4.85%, 08/15/2035 (Callable 02/15/2028) (a)	91,550,000	91,070,269
Ford Credit Floorplan LLC, Series 2023-1, Class A1, 4.92%, 05/15/2028 (a)	49,875,000	49,641,490
General Motors Co.
Series 2023-1, Class A1, 5.34%, 06/15/2028 (a)	10,300,000	10,352,827
Series 2023-2, Class A, 5.34%, 06/15/2030 (a)	25,000,000	25,351,400
Series 2024-1A, Class A1, 5.13%, 03/15/2029 (a)	8,000,000	8,022,663
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91%, 10/11/2035 (Callable 11/11/2027) (a)	64,950,000	67,014,624
Hyundai Auto Lease Securitization Trust, Series 2023-C, Class A3, 5.80%, 12/15/2026 (Callable 04/15/2026) (a)	25,425,000	25,635,572
IPFS Corp., Series 2023-A, Class A, 5.80%, 03/15/2028 (a)	84,870,000	85,794,472
Kubota Credit Owner Trust, Series 2023-2A, Class A3, 5.28%, 01/18/2028 (Callable 05/15/2027) (a)	18,750,000	18,793,916
Navient Student Loan Trust
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 09/15/2029) (a)	14,069,307	12,311,074
Series 2022-A, Class A, 2.23%, 07/15/2070 (Callable 11/15/2029) (a)	21,682,206	19,142,998
Series 2022-BA, Class A, 4.16%, 10/15/2070 (Callable 02/15/2030) (a)	52,618,368	50,306,065
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 10/15/2032) (a)	60,781,209	61,053,728
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 09/20/2029) (a)	28,532,282	25,802,729
Royal Bank of Canada, Series 2022-4A, Class A, 4.31%, 09/15/2027 (a)	14,500,000	14,286,277
SBA Depositor LLC, 1.84%, 04/15/2027 (Callable 04/15/2026) (a)	94,050,000	84,312,787
Synchrony Bank, Series 2023-A1, Class A, 5.54%, 07/15/2029	73,400,000	74,103,965
Towd Point Asset Trust, Series 2021-SL1, Class A1, 1.05%, 11/20/2061 (a)	8,544,420	7,934,938
Towd Point Mortgage Trust
Series 2020-MH1, Class A1A, 2.18%, 02/25/2060 (Callable 04/25/2024) (a)(g)	18,524,053	17,651,361
Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 04/25/2024) (a)(g)	11,808,161	11,260,238
Toyota Auto Loan Extended Note Trust
Series 2020-1A, Class A, 1.35%, 05/25/2033 (Callable 05/25/2025) (a)	21,578,000	20,597,172
Series 2022-1A, Class A, 3.82%, 04/25/2035 (Callable 04/25/2027) (a)	25,275,000	24,458,082
TOTAL ASSET-BACKED SECURITIES (Cost $1,168,785,679)		1,159,174,049

COMMERCIAL MORTGAGE-BACKED SECURITY - U.S. GOVERNMENT AGENCY ISSUES - 1.1%	Par	Value
Federal Home Loan Mortgage Corp.
Series K069, Class A2, 3.19%, 09/25/2027 (Callable 10/25/2027) (f)	25,488,779	24,326,348
Series K071, Class A2, 3.29%, 11/25/2027 (Callable 02/25/2028)	25,529,000	24,392,028
Series K072, Class A2, 3.44%, 12/25/2027 (Callable 12/25/2027)	6,050,000	5,809,727
Series K073, Class A2, 3.35%, 01/25/2028 (Callable 10/25/2028)	1,350,000	1,291,597
Series K074, Class A2, 3.60%, 01/25/2028 (Callable 07/25/2028)	21,722,000	20,962,749
Series K076, Class A2, 3.90%, 04/25/2028 (Callable 05/25/2028)	92,070,000	89,579,303
Series K077, Class A2, 3.85%, 05/25/2028 (Callable 05/25/2028) (f)	68,650,000	66,630,386
Series K078, Class A2, 3.85%, 06/25/2028 (Callable 10/25/2028)	59,788,633	58,012,014
Series K080, Class A2, 3.93%, 07/25/2028 (Callable 08/25/2028) (f)	14,950,000	14,534,427
Series K082, Class A2, 3.92%, 09/25/2028 (Callable 10/25/2028) (f)	56,545,000	54,906,959
Series K083, Class A2, 4.05%, 09/25/2028 (Callable 10/25/2028) (f)	1,000,000	976,101
Series K-1510, Class A2, 3.72%, 01/25/2031 (Callable 01/25/2034)	39,850,000	37,493,654
Series K-1510, Class A3, 3.79%, 01/25/2034 (Callable 01/25/2034)	13,525,000	12,518,851
Series K156, Class A3, 3.70%, 06/25/2033 (Callable 07/25/2033) (f)	11,088,000	10,227,698
Series K752, Class A2, 4.28%, 07/25/2030 (Callable 08/25/2030)	90,425,000	88,448,391
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY - U.S. GOVERNMENT AGENCY ISSUES (Cost $539,595,252)		510,110,233

MUNICIPAL BONDS - 0.6%	Par	Value
Atlanta Independent School System, 5.56%, 03/01/2026	4,465,000	4,499,021
California Community Choice Financing Authority
5.95%, 08/01/2029	3,155,000	3,186,687
6.13%, 04/01/2030	5,000,000	5,086,119
California Housing Finance Agency, 2.79%, 08/01/2036 (Callable 08/01/2025)	965,000	956,763
California Qualified School Bond Joint Powers Authority, 7.16%, 03/01/2027	3,375,000	3,520,143
Colorado Housing and Finance Authority, 6.50%, 11/01/2053 (Callable 05/01/2032)	29,860,000	31,486,945
Dallas/Fort Worth International Airport
2.25%, 11/01/2031 (Callable 11/01/2030)	2,500,000	2,103,661
2.42%, 11/01/2032 (Callable 11/01/2030)	5,000,000	4,163,853
2.52%, 11/01/2033 (Callable 11/01/2030)	1,220,000	1,002,634
Eaton Community City School District, 5.39%, 08/25/2027 (Callable 05/02/2024)	2,305,000	2,305,984
Kentucky Housing Corp., 3.50%, 01/01/2040 (Callable 07/01/2025)	1,595,000	1,548,853
Louisiana Housing Corp., 2.10%, 12/01/2038 (Callable 09/01/2024)	812,303	735,247
Maine State Housing Authority, 2.60%, 11/15/2046 (Callable 11/15/2030)	10,000,000	7,102,431
Maryland Community Development Administration, 3.16%, 09/01/2041 (Callable 09/01/2025)	1,775,000	1,739,440
Maryland Economic Development Corp., 4.00%, 04/01/2034 (Callable 01/01/2034)	18,325,000	14,620,632
Massachusetts Educational Financing Authority, 3.85%, 05/25/2033	9,448,678	8,991,827
Minnesota Housing Finance Agency
2.73%, 08/01/2046 (Callable 07/01/2025)	1,933,822	1,575,440
3.20%, 06/01/2047 (Callable 07/01/2026)	4,241,978	3,689,216
3.00%, 10/01/2047 (Callable 01/01/2027)	5,194,873	4,477,892
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	45,000,000	39,033,292
3.30%, 04/01/2032 (Callable 01/01/2032)	35,000,000	27,232,379
2.87%, 07/01/2035 (Callable 01/01/2035)	17,380,000	12,517,045
New Hampshire Housing Finance Authority, 4.00%, 07/01/2036 (Callable 07/01/2025)	1,085,000	1,078,806
New Jersey Higher Education Student Assistance Authority
3.50%, 12/01/2039 (Callable 12/01/2028) (h)	11,740,000	11,062,714
3.50%, 12/01/2039 (Callable 12/01/2028) (h)	8,680,000	8,333,124
New York State Dormitory Authority, 2.22%, 07/01/2035	15,000,000	12,236,814
North Carolina Housing Finance Agency
2.81%, 07/01/2035 (Callable 05/02/2024)	265,000	261,187
6.50%, 01/01/2055 (Callable 07/01/2032)	6,465,000	6,757,103
State Public School Building Authority, 2.97%, 04/01/2027	5,800,000	5,477,436
Texas Private Activity Bond Surface Transportation Corp., 3.92%, 12/31/2049	8,800,000	7,299,538
Three Rivers Local School District, 5.21%, 09/15/2027 (Callable 05/02/2024)	2,365,000	2,365,719
West Contra Costa Unified School District, 6.25%, 08/01/2030	1,785,000	1,936,319
Western Michigan University Homer Stryker MD School of Medicine, 4.75%, 11/15/2028	11,980,000	11,859,081
Westlake City School District, 5.23%, 12/01/2026 (Callable 05/02/2024)	3,570,000	3,571,499
Westvaco Corp., 7.67%, 01/15/2027 (a)	8,000,000	8,299,662
TOTAL MUNICIPAL BONDS (Cost $295,354,915)		262,114,506

OTHER GOVERNMENT RELATED SECURITIES - 0.2%	Par	Value
Freeport Indonesia PT, 5.32%, 04/14/2032 (Callable 01/01/2032) (a)	15,000,000	14,678,055
NBN Co. Ltd.
2.63%, 05/05/2031 (Callable 02/05/2031) (a)	18,625,000	15,844,247
2.50%, 01/08/2032 (Callable 10/08/2031) (a)	46,650,000	38,890,761
Petroleos Mexicanos
5.95%, 01/28/2031 (Callable 10/28/2030)	558,000	447,589
6.70%, 02/16/2032 (Callable 11/16/2031)	1,020,000	848,136
6.35%, 02/12/2048	8,500,000	5,420,634
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $89,318,528)		76,129,422

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%	Shares
First American Government Obligations Fund - Class U, 5.25%(i)	687,067,277	687,067,277

TOTAL SHORT-TERM INVESTMENTS (Cost $687,067,277)		687,067,277

TOTAL INVESTMENTS - 100.2% (Cost $49,015,632,086)		$45,541,624,284
Liabilities in Excess of Other Assets - (0.2)%		(74,233,393)
TOTAL NET ASSETS - 100.0%		$45,467,390,891

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
PIK - Payment in Kind
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $8,180,576,743 or 18.0% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Issuer is currently in default.
(d)	Security considered restricted. The total market value of these securities was $5,631,072 which represented 0.0% of net assets as of March 31, 2024.
(e)	Step coupon bond. The rate disclosed is as of March 31, 2024.
(f)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2024.

(g)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2024.

(h)	Security subject to the Alternative Minimum Tax ("AMT"). As of March 31, 2024, the total value of securities subject to the AMT was $19,395,838 or 0.0% of net assets.
(i)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Baird Aggregate Bond Fund
Summary of Fair Value Exposure at March 31, 2024 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	–	16,303,724,350	–	16,303,724,350
U.S. Treasury Obligations	–	12,693,906,589	–	12,693,906,589
Residential Mortgage-Backed Security - U.S. Government Agency Issues	–	9,892,326,367	–	9,892,326,367
Residential Mortgage-Backed Security - Non-U.S. Government Agency Issues	–	2,087,181,250	–	2,087,181,250
Commercial Mortgage-Backed Security - Non-U.S. Government Agency Issues	–	1,869,890,241	–	1,869,890,241
Asset-Backed Securities	–	1,159,174,049	–	1,159,174,049
Commercial Mortgage-Backed Security - U.S. Government Agency Issues	–	510,110,233	–	510,110,233
Municipal Bonds	–	262,114,506	–	262,114,506
Other Government Related Securities	–	76,129,422	–	76,129,422
Money Market Funds	687,067,277	–	–	687,067,277
Total Assets	687,067,277	44,854,557,007	–	45,541,624,284

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

Refer to the Schedule of Investments for industry classifications.